UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 7 of its series: Allspring Government Money Market Fund, Allspring Heritage Money Market Fund, Allspring Money Market Fund, Allspring Municipal Cash Management Money Market Fund, Allspring National Tax-Free Money Market Fund, Allspring 100% Treasury Money Market Fund and Allspring Treasury Plus Money Market Fund

Date of reporting period: July 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Government Money Market Funds
Allspring Government Money Market Fund
Semi-Annual Report
July 31, 2023

The views expressed and any forward-looking statements are as of July 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Government Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Government Money Market Fund for the six-month period that ended July 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.37% while the MSCI EM Index (Net) (USD)3 returned 3.26%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 lost 1.31%, the Bloomberg Municipal Bond Index6 gained 0.20%, and the ICE BofA U.S. High Yield Index7 returned 2.93%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period with a decline in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Government Money Market Funds

Letter to shareholders (unaudited)
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Government Money Market Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Government Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of July 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (WFGXX)	11-8-1999	3.55	1.24	0.72	0.59	0.58
Administrator Class (WGAXX)	7-31-2003	3.82	1.40	0.84	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	3.96	1.48	0.92	0.22	0.20
Select Class (WFFXX)[3]	6-30-2015	4.03	1.53	0.96	0.18	0.14
Service Class (NWGXX)	11-16-1987	3.65	1.30	0.76	0.51	0.50
Sweep Class [4]	7-31-2020	3.65	1.19	0.43	0.52	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds:  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class, 0.50% for
Service Class and 0.50% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

[4]
Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Sweep Class shares.

Yield summary (%) as of July 31, 2023
	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield[1]	4.75	5.00	5.13	5.19	4.83	4.83
7-day compound yield	4.87	5.13	5.26	5.33	4.95	4.95
30-day simple yield	4.64	4.88	5.02	5.08	4.72	4.72
30-day compound yield	4.74	5.00	5.13	5.20	4.82	4.82

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.75%, 5.00%, 5.12%, 5.16%, 4.83% and 4.82% for Class A, Administrator Class,
Institutional Class, Select Class, Service Class and Sweep Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2023[1]

69%
1-7 day(s)
2%
8-29 days
10%
30-89 days
6%
90-179 days
2%
180-269 days
11%
270+ days

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2023[1]
23 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2023[1]
68 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2023 to July 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2023	Ending account value 7-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,021.60	$3.01	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Administrator Class
Actual	$1,000.00	$1,022.90	$1.66	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,023.60	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,023.90	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Service Class
Actual	$1,000.00	$1,022.10	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Sweep Class
Actual	$1,000.00	$1,022.10	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Government Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Government agency debt: 15.80%
FFCB (U.S. SOFR+0.12%)±	3.94%	12-8-2023	$100,000,000	$100,010,759
FFCB (U.S. SOFR+0.11%)±	4.41	4-15-2024	220,000,000	219,991,272
FFCB (U.S. SOFR+0.11%)±	4.41	1-17-2025	30,700,000	30,673,888
FFCB (U.S. SOFR+0.13%)±	4.43	7-9-2024	160,000,000	159,998,665
FFCB (U.S. SOFR+0.14%)±	4.45	9-5-2024	150,000,000	150,000,000
FFCB (U.S. SOFR+0.13%)±	4.96	4-10-2025	300,000,000	299,951,355
FFCB (U.S. Federal Funds Effective Rate+0.15%)±	4.98	2-3-2025	40,000,000	39,997,100
FFCB☼	5.06	8-25-2023	50,000,000	49,833,667
FFCB Series 0000 (U.S. SOFR+0.10%)±	5.15	8-8-2024	75,000,000	75,000,834
FFCB (U.S. SOFR+0.15%)±	5.20	10-8-2024	400,000,000	399,976,927
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.25	5-23-2025	112,500,000	112,490,239
FFCB (U.S. Treasury 3 Month Bill Money Market Yield -0.04%)±	5.26	3-28-2024	100,000,000	100,000,000
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.26	6-2-2025	185,000,000	184,946,825
FFCB (U.S. SOFR+0.04%)±	5.34	9-20-2023	75,000,000	75,000,000
FFCB (U.S. SOFR+0.04%)±	5.34	12-15-2023	250,000,000	249,990,588
FFCB (U.S. SOFR+0.05%)±	5.35	8-22-2023	110,000,000	110,001,118
FFCB (U.S. SOFR+0.05%)±	5.35	9-29-2023	65,000,000	65,000,000
FFCB (U.S. SOFR+0.05%)±	5.35	11-9-2023	50,000,000	50,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield -0.02%)±	5.35	1-29-2024	50,000,000	50,007,495
FFCB (U.S. SOFR+0.05%)±	5.35	4-12-2024	170,000,000	170,000,000
FFCB☼	5.36	1-5-2024	25,000,000	24,423,243
FFCB (U.S. SOFR+0.06%)±	5.36	5-13-2024	98,250,000	98,253,880
FFCB (U.S. SOFR+0.04%)±	5.41	2-2-2024	130,000,000	130,000,000
FFCB (U.S. SOFR+0.04%)±	5.41	2-5-2024	120,000,000	120,000,000
FFCB (U.S. SOFR+0.04%)±	5.41	2-9-2024	125,000,000	125,000,000
FFCB (U.S. SOFR+0.04%)±	5.41	3-4-2024	90,000,000	90,000,000
FFCB (U.S. SOFR+0.05%)±	5.42	10-16-2023	90,000,000	90,000,000
FFCB Series 0000 (U.S. SOFR+0.05%)±	5.42	2-15-2024	190,000,000	190,000,000
FFCB (U.S. SOFR+0.05%)±	5.42	2-20-2024	90,000,000	90,000,000
FFCB (U.S. SOFR+0.05%)±	5.42	3-1-2024	115,000,000	115,000,000
FFCB Series 0001 (U.S. SOFR+0.05%)±	5.42	3-11-2024	95,000,000	95,000,000
FFCB (U.S. SOFR+0.05%)±	5.42	4-4-2024	245,000,000	245,000,000
FFCB (U.S. SOFR+0.05%)±	5.42	4-26-2024	110,000,000	110,000,000
FFCB (U.S. SOFR+0.05%)±	5.42	5-9-2024	130,000,000	130,000,000
FFCB (U.S. SOFR+0.16%)±	5.46	7-21-2025	72,000,000	72,000,000
FFCB (U.S. SOFR+0.16%)±%%	5.46	8-4-2025	105,000,000	105,000,000
FFCB (U.S. SOFR+0.17%)±	5.47	1-23-2025	70,000,000	70,000,000
FFCB (U.S. SOFR+0.17%)±	5.47	6-2-2025	200,000,000	200,000,000
FFCB (U.S. SOFR+0.19%)±	5.49	6-20-2025	100,000,000	100,000,000
FFCB (U.S. Federal Funds Effective Rate+0.13%)±	5.54	3-12-2025	350,000,000	349,978,825
FFCB (U.S. SOFR+0.16%)±	5.54	4-10-2025	60,000,000	60,000,000
FFCB (U.S. SOFR+0.16%)±	5.54	5-15-2025	122,500,000	122,498,608
FFCB Series 1 (U.S. SOFR+0.17%)±	5.54	7-28-2025	250,000,000	250,000,000
FFCB Series 1 (U.S. SOFR+0.20%)±	5.57	6-2-2025	60,000,000	60,000,000
FFCB (U.S. SOFR+0.19%)±	5.57	6-30-2025	150,000,000	150,000,000
FFCB (U.S. SOFR+0.21%)±	5.59	12-12-2024	100,000,000	100,000,000
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.59	7-7-2025	200,000,000	200,000,000
FFCB (U.S. Federal Funds Effective Rate+0.20%)±	5.60	2-7-2025	400,000,000	400,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.22%)±	5.64	1-27-2025	250,000,000	249,982,122
FHLB (U.S. SOFR+0.07%)±	4.38	11-27-2023	500,000,000	500,000,000
FHLB☼	4.99	8-23-2023	105,000,000	104,684,300
FHLB☼	5.00	2-15-2024	50,000,000	48,644,250
FHLB☼	5.01	8-28-2023	100,000,000	99,629,500
FHLB☼	5.02	8-25-2023	150,000,000	149,505,000
FHLB☼	5.02	9-22-2023	100,000,000	99,285,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
FHLB☼	5.03%	8-30-2023	$25,000,000	$24,900,031
FHLB☼	5.03	9-5-2023	75,000,000	74,637,969
FHLB☼	5.09	9-28-2023	50,000,000	49,595,611
FHLB	5.23	5-17-2024	500,000,000	500,000,000
FHLB	5.27	4-29-2024	1,000,000,000	1,000,000,000
FHLB☼	5.29	10-4-2023	250,000,000	247,680,000
FHLB☼	5.33	10-27-2023	268,500,000	265,086,917
FHLB	5.34	4-26-2024	700,000,000	700,000,000
FHLB	5.35	4-24-2024	200,000,000	200,000,000
FHLB	5.35	5-30-2024	225,000,000	225,000,000
FHLB	5.36	6-11-2024	300,000,000	300,000,000
FHLB☼	5.37	11-22-2023	50,000,000	49,168,194
FHLB	5.37	5-21-2024	200,000,000	200,000,000
FHLB Series 0000 (U.S. SOFR+0.09%)±	5.39	9-14-2023	264,000,000	264,000,000
FHLB☼	5.39	1-24-2024	50,000,000	48,699,556
FHLB☼	5.40	1-26-2024	273,000,000	265,805,388
FHLB Series 0001 (U.S. SOFR+0.11%)±	5.41	8-18-2023	200,000,000	200,000,000
FHLB	5.41	6-7-2024	200,000,000	200,000,000
FHLB	5.42	5-30-2024	225,000,000	225,000,000
FHLB (U.S. SOFR+0.06%)±	5.43	8-1-2023	500,000,000	500,000,000
FHLB (U.S. SOFR+0.07%)±	5.44	10-30-2023	500,000,000	500,000,000
FHLB (U.S. SOFR+0.08%)±	5.46	10-23-2023	300,000,000	300,000,000
FHLB (U.S. SOFR+0.08%)±	5.46	11-29-2023	300,000,000	300,000,000
FHLB	5.47	6-18-2024	100,000,000	100,000,000
FHLB Series 0000 (U.S. SOFR+0.11%)±	5.49	8-18-2023	300,000,000	300,000,000
FHLB (U.S. SOFR+0.12%)±	5.50	9-6-2023	100,000,000	100,000,000
FHLB (U.S. SOFR+0.12%)±	5.50	3-14-2024	128,000,000	128,000,000
FHLB (U.S. SOFR+0.12%)±	5.50	11-18-2024	250,000,000	250,000,000
FHLB (U.S. SOFR+0.13%)±	5.51	2-10-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.16%)±	5.54	7-3-2025	325,000,000	325,000,000
FHLB (U.S. SOFR+0.16%)±	5.54	7-25-2025	200,000,000	200,000,000
FHLB	5.55	4-5-2024	100,000,000	100,000,000
FHLB	5.62	7-23-2024	250,000,000	250,000,000
FHLMC	0.25	8-24-2023	22,122,000	22,055,390
FHLMC	0.25	9-8-2023	55,115,000	54,836,039
FHLMC	5.41	6-14-2024	450,000,000	450,000,000
FHLMC	5.50	6-18-2024	200,000,000	200,000,000
FNMA	5.42	3-28-2024	100,000,000	100,000,000
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	1.12	9-2-2031	10,237,689	10,237,689
U.S. International Development Finance Corp. Series FLR2 (U.S. Treasury 3 Month Bill+0.00%)§±	1.13	11-20-2037	10,771,145	10,771,145
U.S. International Development Finance Corp. Series 6 (U.S. Treasury 3 Month Bill+0.00%)§±	1.32	7-7-2040	4,309,241	4,309,241
U.S. International Development Finance Corp. Series 9000031202-IG (U.S. Treasury 3 Month Bill+0.00%)§±	1.85	1-20-2035	8,651,610	8,651,610
U.S. International Development Finance Corp. Series 9000031200-IG (U.S. Treasury 3 Month Bill+0.00%)§±	1.85	4-20-2035	4,418,000	4,418,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	1.89	11-15-2023	2,500,000	2,500,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	2.02	1-20-2035	3,495,600	3,495,600
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	2.02	4-20-2035	4,418,000	4,418,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	2.12	6-20-2027	5,333,334	5,333,334
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	2.28%	9-20-2027	$15,178,571	$15,178,571
U.S. International Development Finance Corp. Series 2 (U.S. Treasury 3 Month Bill+0.00%)§±	2.28	9-20-2038	3,294,146	3,294,146
U.S. International Development Finance Corp. Series 271 (U.S. Treasury 3 Month Bill+0.00%)§±	2.31	7-7-2040	17,588,740	17,588,740
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.40	1-20-2027	39,666,667	39,666,667
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.40	1-20-2035	22,109,670	22,109,670
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.40	4-20-2035	23,327,040	23,327,040
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.40	7-7-2040	29,988,801	29,988,802
U.S. International Development Finance Corp. Series 277- 2012-197-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.45	7-9-2026	28,180,500	28,180,500
U.S. International Development Finance Corp. Series 699- 2014-878-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	11-15-2025	3,473,684	3,473,684
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	1-15-2030	9,811,321	9,811,321
U.S. International Development Finance Corp. Series 278- 2009-362-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	5-15-2030	16,626,000	16,626,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	10-15-2032	15,274,360	15,274,360
U.S. International Development Finance Corp. Series IV (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	11-15-2033	16,957,266	16,957,266
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	6-15-2034	13,044,099	13,044,099
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.52	9-2-2031	33,163,862	33,163,862
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.52	9-30-2031	35,239,840	35,239,840
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.52	12-20-2031	51,395,349	51,395,349
U.S. International Development Finance Corp. Series 1 (U.S. Treasury 3 Month Bill+0.00%)§±	5.55	3-15-2030	17,357,143	17,357,143
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.55	9-2-2031	16,259,859	16,259,859
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.55	9-30-2031	27,286,880	27,286,880
U.S. International Development Finance Corp. Series 9000031202 (U.S. Treasury 3 Month Bill+0.00%)§±	5.55	1-20-2035	7,865,100	7,865,100
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.55	11-20-2037	14,606,370	14,606,370
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	5.58	12-15-2026	2,100,000	2,100,000
Total government agency debt (Cost $18,020,150,443)				18,020,150,443
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.05%
Colorado: 0.05%
Variable rate demand notes ø: 0.05%
Colorado HFA Series C2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	4.70%	5-1-2052	$29,370,000	$29,370,000
Colorado HFA Series D2 Class I (Housing revenue, GNMA Insured, FHLB SPA)	4.59	5-1-2042	26,625,000	26,625,000
Total municipal obligations (Cost $55,995,000)				55,995,000
Other instruments: 0.37%
17th Street Rentals LLC §øø	4.71	6-1-2025	18,200,000	18,200,000
2020 Sheu Family Exempt Trust §øø	4.75	7-1-2041	9,175,000	9,175,000
Brandon Place Partners Ltd. Series 2018§øø	5.46	12-1-2058	15,335,000	15,335,000
CLC Irrevocable Life Insurance Trust Series 2020§øø	4.75	10-1-2045	6,610,000	6,610,000
Columbus Hotel Investment One LLC Series 2018§øø	4.75	10-1-2048	6,535,000	6,535,000
Conger Investments LLC Series 2021§øø	4.75	6-1-2051	6,465,000	6,465,000
Fortis Family Insurance LLC Series A§øø	4.70	8-1-2070	10,345,000	10,345,000
Gillean Family Trust Series 2019§øø	4.75	12-1-2039	6,140,000	6,140,000
Hacienda Senior Villas LP A California LP Series C§øø	5.46	12-1-2058	20,575,000	20,575,000
Ken-Vin Life Co. LLC Series 2019§øø	5.45	12-1-2059	19,645,000	19,645,000
L Ward Huntley Irrevocable Life Insurance Trust u/a Series 2021§øø	4.70	4-1-2071	21,350,000	21,350,000
La Mesa Senior Living LP §øø	1.25	8-1-2057	48,125,000	48,125,000
LaVonne V Johnson Irrevocable Life Insurance Trust Series 2021§øø	4.75	6-1-2041	34,790,000	34,790,000
Legado Encino LLC Series A§øø	4.90	12-1-2059	19,500,000	19,500,000
Mitchell Irrevocable Life Insurance Trust §øø	6.49	9-1-2059	18,495,000	18,495,000
Morris Family Insurance Trust §øø	4.70	10-1-2059	3,350,000	3,350,000
Plaza Patria Court Ltd. a California LP Series B§øø	5.46	12-1-2058	17,325,000	17,325,000
Renaissance 88 Co. LP §øø	5.46	3-1-2062	19,000,000	19,000,000
Rock Hill SI LLC Series 2021§øø	4.71	6-1-2061	35,700,000	35,700,000
Rohnert Park 668 LP Series A§øø	6.51	6-1-2058	20,920,000	20,920,000
Schulder Family Trust §øø	4.75	3-1-2041	9,990,000	9,990,000
Solis Seattle LLC §øø	4.71	2-1-2061	20,000,000	20,000,000
Southside Brookshore Associates LP Series A§øø	4.71	9-1-2059	7,640,000	7,640,000
Vickie Bice Life Insurance Trust Series 2021§øø	4.75	8-1-2046	6,550,000	6,550,000
VPM Linden Manor LP Series A§øø	4.71	9-1-2060	15,200,000	15,200,000
Total other instruments (Cost $416,960,000)				416,960,000
Repurchase agreements^^: 72.96%
Bank of America NA, dated 7-31-2023, maturity value $1,068,657,307(01)	5.30	8-1-2023	1,068,500,000	1,068,500,000
Bank of America NA, dated 7-31-2023, maturity value $500,073,611(02)	5.30	8-1-2023	500,000,000	500,000,000
Bank of America NA, dated 7-27-2023, maturity value $1,008,306,667(03)	5.34	9-21-2023	1,000,000,000	1,000,000,000
Bank of Montreal, dated 7-31-2023, maturity value $250,036,806(04)	5.30	8-1-2023	250,000,000	250,000,000
Barclays Bank PLC, dated 7-31-2023, maturity value $1,400,206,111(05)	5.30	8-1-2023	1,400,000,000	1,400,000,000
Barclays Bank PLC, dated 7-31-2023, maturity value $5,514,911,798(06)	5.30	8-1-2023	5,514,100,000	5,514,100,000
Barclays Bank PLC, dated 7-31-2023, maturity value $560,082,600(07)	5.31	8-1-2023	560,000,000	560,000,000
BNP FICC, dated 7-31-2023, maturity value $2,000,294,444(08)	5.30	8-1-2023	2,000,000,000	2,000,000,000
BNP Paribas Securities Corp., dated 7-31-2023, maturity value $2,400,353,333(09)	5.30	8-1-2023	2,400,000,000	2,400,000,000
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
BNYM FICC, dated 7-31-2023, maturity value $5,000,736,111(10)	5.30%	8-1-2023	$5,000,000,000	$5,000,000,000
Citibank NA, dated 7-31-2023, maturity value $250,036,806(11)	5.30	8-1-2023	250,000,000	250,000,000
Citibank NA, dated 7-27-2023, maturity value $250,257,639(12)	5.30	8-3-2023	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 7-27-2023, maturity value $1,401,030,556(13)	5.30	8-1-2023	1,400,000,000	1,400,000,000
Citigroup Global Markets Holdings, Inc., dated 7-27-2023, maturity value $500,441,667(14)	5.30	8-2-2023	500,000,000	500,000,000
Credit Agricole Corporate & Investment Bank, dated 7-31-2023, maturity value $1,000,146,944(15)	5.29	8-1-2023	1,000,000,000	1,000,000,000
Credit Agricole Corporate & Investment Bank, dated 7-31-2023, maturity value $200,029,444(16)	5.30	8-1-2023	200,000,000	200,000,000
Daiwa Capital Markets America, Inc., dated 7-31-2023, maturity value $1,500,220,833(17)	5.30	8-1-2023	1,500,000,000	1,500,000,000
Federal Reserve Bank of New York, dated 7-31-2023, maturity value $24,303,577,500(18)	5.30	8-1-2023	24,300,000,000	24,300,000,000
Fixed Income Clearing Corp., dated 7-31-2023, maturity value $100,014,639(19)	5.27	8-1-2023	100,000,000	100,000,000
Goldman Sachs & Co. LLC, dated 7-31-2023, maturity value $534,544,542(20)	3.00	8-1-2023	534,500,000	534,500,000
Goldman Sachs & Co. LLC, dated 7-31-2023, maturity value $100,014,250(21)	5.13	8-1-2023	100,000,000	100,000,000
ING Financial Markets LLC, dated 7-31-2023, maturity value $350,051,528(22)	5.30	8-1-2023	350,000,000	350,000,000
ING Financial Markets LLC, dated 7-31-2023, maturity value $500,077,556(23)	5.30	8-1-2023	500,003,944	500,003,944
ING Financial Markets LLC, dated 7-27-2023, maturity value $1,159,552,667(24)	5.34	9-21-2023	1,150,000,000	1,150,000,000
JP Morgan Securities LLC, dated 7-31-2023, maturity value $1,200,176,667(25)	5.30	8-1-2023	1,200,000,000	1,200,000,000
JP Morgan Securities LLC, dated 7-31-2023, maturity value $4,500,662,500(26)	5.30	8-1-2023	4,500,000,000	4,500,000,000
Mitsubishi Bank, dated 7-31-2023, maturity value $500,073,611(27)	5.30	8-1-2023	500,000,000	500,000,000
Mitsubishi Bank, dated 7-27-2023, maturity value $1,251,104,167(28)	5.30	8-2-2023	1,250,000,000	1,250,000,000
Mizuho FICC, dated 7-31-2023, maturity value $1,900,279,722(29)	5.30	8-1-2023	1,900,000,000	1,900,000,000
MUFG Securities Canada Ltd., dated 7-31-2023, maturity value $1,500,220,833(30)	5.30	8-1-2023	1,500,000,000	1,500,000,000
MUFG Securities Canada Ltd., dated 7-31-2023, maturity value $875,128,819(31)	5.30	8-1-2023	875,000,000	875,000,000
MUFG Securities Canada Ltd., dated 7-27-2023, maturity value $1,512,483,333(32)	5.35	9-21-2023	1,500,000,000	1,500,000,000
NatWest Group PLC, dated 7-27-2023, maturity value $1,501,548,750(33)	5.31	8-3-2023	1,500,000,000	1,500,000,000
Nomura Securities Co. Ltd., dated 7-31-2023, maturity value $3,500,515,278(34)	5.30	8-1-2023	3,500,000,000	3,500,000,000
RBC Dominion, dated 7-31-2023, maturity value $1,250,184,028(35)	5.30	8-1-2023	1,250,000,000	1,250,000,000
Royal Bank of Canada, dated 7-27-2023, maturity value $2,002,065,000(36)	5.31	8-3-2023	2,000,000,000	2,000,000,000
Royal Bank of Canada, dated 7-27-2023, maturity value $2,016,582,222 (37)	5.33	9-21-2023	2,000,000,000	2,000,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
Societe Generale, dated 7-26-2023, maturity value $800,821,333(38)	5.28%	8-2-2023	$800,000,000	$800,000,000
Societe Generale, dated 7-27-2023, maturity value $800,590,000(39)	5.31	8-1-2023	800,000,000	800,000,000
Societe Generale, dated 7-28-2023, maturity value $800,826,000(40)	5.31	8-4-2023	800,000,000	800,000,000
Societe Generale, dated 7-24-2023, maturity value $400,826,000(41)	5.31	8-7-2023	400,000,000	400,000,000
Societe Generale, dated 7-25-2023, maturity value $801,652,000(42)	5.31	8-8-2023	800,000,000	800,000,000
Standard Chartered Bank PLC, dated 7-31-2023, maturity value $1,250,184,028(43)	5.30	8-1-2023	1,250,000,000	1,250,000,000
Standard Chartered Bank PLC, dated 7-31-2023, maturity value $2,093,499,073(44)	5.30	8-1-2023	2,093,190,909	2,093,190,909
Sumitomo Mitsui Banking Corp., dated 7-19-2023, maturity value $102,518,883(45)	5.25	8-2-2023	102,310,000	102,310,000
Sumitomo Mitsui Banking Corp., dated 8-2-2023, maturity value $101,104,548%%(46)	5.37	8-16-2023	101,020,000	101,020,000
Sumitomo Mitsui Banking Corp., dated 5-31-2023, maturity value $470,735,525(47)	5.43	8-28-2023	464,500,000	464,500,000
TD Securities USA LLC, dated 7-31-2023, maturity value $300,044,166(48)	5.30	8-1-2023	300,000,000	300,000,000
Total repurchase agreements (Cost $83,213,124,853)				83,213,124,853
U.S. Treasury securities: 13.24%
U.S. Treasury Bills☼	5.28	12-28-2023	400,000,000	391,378,073
U.S. Treasury Bills☼	5.31	11-9-2023	150,000,000	147,816,667
U.S. Treasury Bills☼	5.34	12-7-2023	300,000,000	294,378,667
U.S. Treasury Bills☼	5.25	12-21-2023	600,000,000	587,752,500
U.S. Treasury Bills☼	5.34	1-4-2024	150,000,000	146,575,800
U.S. Treasury Bills☼	5.36	1-11-2024	150,000,000	146,412,302
U.S. Treasury Bills☼	5.23	9-19-2023	250,000,000	248,243,826
U.S. Treasury Bills☼	5.18	9-26-2023	865,000,000	857,962,744
U.S. Treasury Bills☼	5.19	9-26-2023	290,000,000	287,638,433
U.S. Treasury Bills☼	5.20	9-26-2023	130,000,000	128,938,333
U.S. Treasury Bills☼	5.21	9-26-2023	140,000,000	138,854,489
U.S. Treasury Bills☼	5.40	10-3-2023	500,000,000	495,341,916
U.S. Treasury Bills☼	5.29	10-10-2023	150,000,000	148,478,667
U.S. Treasury Bills☼	5.28	10-24-2023	480,000,000	474,170,750
U.S. Treasury Bills☼	5.30	10-31-2023	500,000,000	493,394,221
U.S. Treasury Bills☼	5.33	11-7-2023	230,000,000	226,713,652
U.S. Treasury Bills☼	5.33	11-7-2023	270,000,000	266,136,840
U.S. Treasury Bills☼	5.33	11-14-2023	500,000,000	492,334,709
U.S. Treasury Bills☼	5.35	9-7-2023	2,150,000,000	2,138,345,324
U.S. Treasury Bills☼	5.34	1-25-2024	300,000,000	292,226,013
U.S. Treasury Bills☼	5.35	10-26-2023	300,000,000	296,217,792
U.S. Treasury Bills☼	5.33	1-18-2024	150,000,000	146,273,458
U.S. Treasury Bills☼	5.23	9-26-2023	1,550,000,000	1,537,265,717
U.S. Treasury Bills☼	5.34	11-21-2023	650,000,000	639,347,438
U.S. Treasury Bills%%☼	5.34	11-28-2023	550,000,000	540,377,486
U.S. Treasury Bills☼	5.18	11-2-2023	400,000,000	394,660,828
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield -0.08%)±	5.28	4-30-2024	700,000,000	699,666,151
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±	4.48	10-31-2024	400,000,000	399,512,641
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±##	5.55	1-31-2025	1,150,000,000	1,150,333,662
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±		5.53%	4-30-2025	$680,000,000	$680,056,092
U.S. Treasury Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.04%)±		5.40	10-31-2023	215,000,000	215,000,000
Total U.S. Treasury securities (Cost $15,101,805,191)					15,101,805,191
Total investments in securities (Cost $116,808,035,487)	102.42%				116,808,035,487
Other assets and liabilities, net	(2.42)				(2,756,526,140)
Total net assets	100.00%				$114,051,509,347

±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.50% to 4.50%, 12-1-2040 to 8-1-2051, fair value including accrued interest is $1,100,555,000.
(02) U.S. government securities, 2.00% to 6.00%, 9-20-2037 to 7-20-2053, fair value including accrued interest is $515,000,000.
(03) U.S. government securities, 1.50% to 6.50%, 3-1-2037 to 8-1-2053, fair value including accrued interest is $1,030,000,000.
(04) U.S. government securities, 2.00% to 7.00%, 8-15-2023 to 8-15-2064, fair value including accrued interest is $257,500,000.
(05) U.S. government securities, 1.88% to 5.50%, 4-12-2024 to 6-20-2053, fair value including accrued interest is $1,441,264,836.
(06) U.S. government securities, 0.13% to 5.54%, 1-15-2024 to 2-15-2048, fair value including accrued interest is $5,624,382,135.
(07) U.S. government securities, 0.00% to 5.11%, 3-4-2024 to 3-15-2031, fair value including accrued interest is $571,200,340.
(08) U.S. government securities, 0.00% to 4.25%, 9-14-2024 to 11-15-2052, fair value including accrued interest is $2,040,000,075.
(09) U.S. government securities, 0.00% to 7.00%, 8-15-2023 to 8-15-2063, fair value including accrued interest is $2,459,286,268.
(10) U.S. government securities, 0.25% to 4.50%, 4-15-2024 to 11-15-2053, fair value including accrued interest is $5,100,000,010.
(11) U.S. government securities, 0.00% to 7.13%, 9-15-2023 to 9-15-2065, fair value including accrued interest is $257,462,693.
(12) U.S. government securities, 0.00% to 8.38%, 3-8-2024 to 10-20-2067, fair value including accrued interest is $257,354,309.
(13) U.S. government securities, 1.13% to 6.50%, 12-31-2025 to 8-1-2023, fair value including accrued interest is $1,439,500,073.
(14) U.S. government securities, 2.50% to 4.25%, 8-15-2023 to 5-15-2033, fair value including accrued interest is $510,000,024.
(15) U.S. government securities, 0.25% to 4.25%, 4-15-2024 to 11-30-2029, fair value including accrued interest is $1,020,000,074.
(16) U.S. government securities, 3.75% to 3.75%, 5-31-2030 to 5-31-2030, fair value including accrued interest is $204,000,095.
(17) U.S. government securities, 0.00% to 7.00%, 8-3-2023 to 8-1-2053, fair value including accrued interest is $1,544,231,702.
(18) U.S. government securities, 0.13% to 4.50%, 8-15-2023 to 5-15-2039, fair value including accrued interest is $24,303,577,513.
(19) U.S. government securities, 0.38% to 3.88%, 12-31-2025 to 1-15-2026, fair value including accrued interest is $102,000,049.
(20) U.S. government securities, 0.00% to 6.38%, 8-29-2023 to 5-15-2052, fair value including accrued interest is $545,190,023.
(21) U.S. government securities, 0.25% to 0.25%, 9-30-2023 to 9-30-2023, fair value including accrued interest is $102,000,035.
(22) U.S. government securities, 1.50% to 6.00%, 11-1-2028 to 3-1-2057, fair value including accrued interest is $360,500,001.
(23) U.S. government securities, 1.25% to 4.50%, 1-15-2025 to 8-15-2031, fair value including accrued interest is $510,004,023.
(24) U.S. government securities, 0.75% to 8.00%, 8-15-2023 to 7-1-2060, fair value including accrued interest is $1,184,402,982.
(25) U.S. government securities, 0.00% to 7.50%, 4-1-2025 to 8-15-2063, fair value including accrued interest is $1,233,708,944.
(26) U.S. government securities, 0.00% to 6.00%, 9-28-2023 to 7-15-2028, fair value including accrued interest is $4,590,000,001.
(27) U.S. government securities, 0.75% to 7.00%, 9-30-2023 to 4-20-2063, fair value including accrued interest is $514,512,569.
(28) U.S. government securities, 0.00% to 7.50%, 8-29-2023 to 8-1-2053, fair value including accrued interest is $1,285,742,447.
(29) U.S. government securities, 0.00% to 6.00%, 8-10-2023 to 5-15-2053, fair value including accrued interest is $1,938,000,031.
(30) U.S. government securities, 0.13% to 6.54%, 3-8-2024 to 1-20-2072, fair value including accrued interest is $1,544,039,995.
(31) U.S. government securities, 0.13% to 4.00%, 5-15-2024 to 7-15-2032, fair value including accrued interest is $892,500,000.
(32) U.S. government securities, 0.00% to 6.50%, 10-12-2023 to 1-20-2072, fair value including accrued interest is $1,544,611,369.
(33) U.S. government securities, 0.13% to 5.48%, 8-31-2023 to 5-15-2033, fair value including accrued interest is $1,530,000,003.
(34) U.S. government securities, 0.00% to 8.88%, 8-15-2023 to 9-15-2065, fair value including accrued interest is $3,570,297,880.
(35) U.S. government securities, 0.00% to 6.00%, 8-31-2023 to 7-20-2053, fair value including accrued interest is $1,278,363,292.
(36) U.S. government securities, 0.00% to 6.50%, 8-15-2023 to 6-1-2053, fair value including accrued interest is $2,040,321,948.
(37) U.S. government securities, 0.25% to 5.50%, 11-30-2023 to 6-1-2053, fair value including accrued interest is $2,044,723,777.
(38) U.S. government securities, 0.63% to 4.13%, 4-30-2024 to 8-15-2030, fair value including accrued interest is $816,000,034.
(39) U.S. government securities, 1.38% to 4.25%, 9-30-2024 to 5-15-2032, fair value including accrued interest is $816,000,065.
(40) U.S. government securities, 1.25% to 4.13%, 11-30-2023 to 2-15-2032, fair value including accrued interest is $816,000,052.
(41) U.S. government securities, 4.75% to 4.75%, 7-31-2025 to 7-31-2025, fair value including accrued interest is $408,000,049.
(42) U.S. government securities, 0.13% to 3.13%, 2-15-2024 to 8-31-2029, fair value including accrued interest is $816,000,042.
(43) U.S. government securities, 0.25% to 6.50%, 9-30-2023 to 6-20-2053, fair value including accrued interest is $1,285,083,329.
(44) U.S. government securities, 1.38% to 5.00%, 6-30-2027 to 5-15-2049, fair value including accrued interest is $2,135,909,091.
(45) U.S. government securities, 2.38% to 3.25%, 8-31-2024 to 11-15-2049, fair value including accrued interest is $104,450,200.
(46) U.S. government securities, 2.38% to 3.25%, 8-31-2024 to 11-15-2049, fair value including accrued interest is $103,126,639.
(47) U.S. government securities, 3.25% to 4.00%, 8-31-2024 to 4-20-2049, fair value including accrued interest is $478,407,286.
(48) U.S. government securities, 2.00% to 7.50%, 10-20-2041 to 7-20-2053, fair value including accrued interest is $309,000,000.
##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Portfolio of investments—July 31, 2023 (unaudited)

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$33,594,910,634
Investments in repurchase agreements, at amortized cost	83,213,124,853
Receivable for interest	175,205,020
Receivable for Fund shares sold	2,798,380
Prepaid expenses and other assets	28
Total assets	116,986,038,915
Liabilities
Payable for investments purchased	2,032,946,544
Payable for when-issued transactions	645,377,486
Dividends payable	233,338,652
Management fee payable	9,108,117
Administration fees payable	4,844,507
Payable for Fund shares redeemed	4,658,016
Overdraft due to custodian bank	195,227
Distribution fee payable	65,374
Accrued expenses and other liabilities	3,995,645
Total liabilities	2,934,529,568
Total net assets	$114,051,509,347
Net assets consist of
Paid-in capital	$114,058,660,872
Total distributable loss	(7,151,525)
Total net assets	$114,051,509,347
Computation of net asset value per share
Net assets–Class A	$377,539,764
Shares outstanding–Class A1	377,567,577
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$3,441,122,954
Shares outstanding–Administrator Class[1]	3,441,360,100
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$29,879,560,586
Shares outstanding–Institutional Class[1]	29,881,533,466
Net asset value per share–Institutional Class	$1.00
Net assets–Select Class	$78,237,565,228
Shares outstanding–Select Class[1]	78,242,378,846
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,378,308,917
Shares outstanding–Service Class[1]	1,378,412,769
Net asset value per share–Service Class	$1.00
Net assets–Sweep Class	$737,411,898
Shares outstanding–Sweep Class[1]	737,470,018
Net asset value per share–Sweep Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Statement of operations—six months ended July 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$2,337,747,388
Expenses
Management fee	60,261,349
Administration fees
Class A	392,750
Administrator Class	1,422,106
Institutional Class	11,333,458
Select Class	12,161,971
Service Class	862,573
Sweep Class	135,248
Shareholder servicing fees
Class A	453,781
Administrator Class	1,422,106
Service Class	1,797,027
Sweep Class	1,127,068
Distribution fee
Sweep Class	450,827
Custody and accounting fees	1,346,065
Professional fees	62,727
Registration fees	1,306,514
Shareholder report expenses	58,759
Trustees’ fees and expenses	12,009
Other fees and expenses	1,016,223
Total expenses	95,622,561
Less: Fee waivers and/or expense reimbursements
Fund-level	(7,002)
Class A	(9,977)
Institutional Class	(2,205,968)
Select Class	(10,695,826)
Service Class	(39,612)
Sweep Class	(72,056)
Net expenses	82,592,120
Net investment income	2,255,155,268
Net realized losses on investments	(7,390,372)
Net increase in net assets resulting from operations	$2,247,764,896
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2023 (unaudited)		Year ended January 31, 2023
Operations
Net investment income		$2,255,155,268		$1,893,970,796
Net realized gains (losses) on investments		(7,390,372)		149,695
Net increase in net assets resulting from operations		2,247,764,896		1,894,120,491
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,856,736)		(5,107,291)
Administrator Class		(65,507,224)		(52,936,267)
Institutional Class		(668,476,842)		(548,499,498)
Select Class		(1,461,766,222)		(1,244,456,867)
Service Class		(31,771,859)		(25,306,204)
Sweep Class		(19,782,205)		(17,779,099)
Total distributions to shareholders		(2,255,161,088)		(1,894,085,226)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	51,720,510	51,720,510	97,246,217	97,246,217
Administrator Class	6,659,242,272	6,659,242,272	19,247,989,683	19,247,989,683
Institutional Class	53,890,353,280	53,890,353,280	133,382,515,269	133,382,515,269
Select Class	289,760,966,890	289,760,966,890	739,906,150,392	739,906,150,392
Service Class	10,615,591,614	10,615,591,614	36,788,307,413	36,788,307,413
Sweep Class	3,207,848,921	3,207,848,921	7,282,764,941	7,282,764,941
		364,185,723,487		936,704,973,915
Reinvestment of distributions
Class A	7,839,428	7,839,428	5,088,443	5,088,443
Administrator Class	22,693,840	22,693,840	21,593,914	21,593,914
Institutional Class	227,721,751	227,721,751	181,718,307	181,718,307
Select Class	804,084,314	804,084,314	750,229,605	750,229,605
Service Class	2,917,344	2,917,344	2,171,675	2,171,675
Sweep Class	19,782,205	19,782,205	17,779,099	17,779,099
		1,085,038,882		978,581,043
Payment for shares redeemed
Class A	(38,233,362)	(38,233,362)	(62,551,940)	(62,551,940)
Administrator Class	(6,868,598,750)	(6,868,598,750)	(20,668,809,280)	(20,668,809,280)
Institutional Class	(53,770,596,155)	(53,770,596,155)	(144,108,581,896)	(144,108,581,896)
Select Class	(268,439,882,177)	(268,439,882,177)	(769,736,358,487)	(769,736,358,487)
Service Class	(10,659,553,234)	(10,659,553,234)	(37,244,407,620)	(37,244,407,620)
Sweep Class	(3,535,231,227)	(3,535,231,227)	(7,357,298,131)	(7,357,298,131)
		(343,312,094,905)		(979,178,007,354)
Net increase (decrease) in net assets resulting from capital share transactions		21,958,667,464		(41,494,452,396)
Total increase (decrease) in net assets		21,951,271,272		(41,494,417,131)
Net assets
Beginning of period		92,100,238,075		133,594,655,206
End of period		$114,051,509,347		$92,100,238,075
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.01 [1]	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.16%	1.50%	0.01%	0.13%	1.59%	1.38%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.60%	0.60%	0.61%	0.61%
Net expenses	0.60%	0.48%*	0.07%*	0.28%*	0.60%	0.60%
Net investment income	4.33%	1.55%	0.01%	0.13%	1.56%	1.39%
Supplemental data
Net assets, end of period (000s omitted)	$377,540	$356,236	$316,459	$306,864	$366,601	$311,616

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%
Year ended January 31, 2021	0.32%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.29%	1.71%	0.01%	0.17%	1.85%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.33%	0.33%	0.34%	0.34%
Net expenses	0.33%	0.28%*	0.07%*	0.22%*	0.34%	0.34%
Net investment income	4.61%	1.63%	0.01%	0.14%	0.81%	1.67%
Supplemental data
Net assets, end of period (000s omitted)	$3,441,123	$3,628,015	$5,027,252	$4,540,262	$3,893,928	$2,411,490

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%
Year ended January 31, 2021	0.11%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.36%	1.82%	0.01%	0.22%	1.99%	1.79%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.21%	0.21%	0.22%	0.22%
Net expenses	0.20%	0.17%*	0.07%*	0.18%*	0.20%	0.20%
Net investment income	4.72%	1.66%	0.01%	0.16%	1.97%	1.79%
Supplemental data
Net assets, end of period (000s omitted)	$29,879,561	$29,533,412	$40,078,395	$42,883,663	$29,289,517	$26,000,569

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Select Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.39%	1.89%	0.03%	0.26%	2.05%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.17%	0.17%	0.18%	0.18%
Net expenses	0.14%	0.11%*	0.05%*	0.14%	0.14%	0.14%
Net investment income	4.81%	1.73%	0.03%	0.19%	2.02%	1.82%
Supplemental data
Net assets, end of period (000s omitted)	$78,237,565	$56,118,082	$85,197,344	$95,165,936	$51,954,718	$45,335,385

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Service Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.21%	1.58%	0.01%	0.14%	1.69%	1.48%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.50%	0.50%	0.51%	0.51%
Net expenses	0.50%	0.40%*	0.07%*	0.25%*	0.50%	0.50%
Net investment income	4.42%	1.47%	0.01%	0.13%	1.67%	1.45%
Supplemental data
Net assets, end of period (000s omitted)	$1,378,309	$1,419,439	$1,873,382	$1,862,889	$1,994,923	$1,856,426

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Sweep Class		2023	2022	2021[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.21%	1.58%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.56%
Net expenses	0.50%	0.41%*	0.06%*	0.13%*
Net investment income	4.39%	1.54%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$737,412	$1,045,053	$1,101,824	$1,465

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021.
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
26 | Government Money Market Funds

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Government agency debt	$0	$18,020,150,443	$0	$18,020,150,443
Municipal obligations	0	55,995,000	0	55,995,000
Other instruments	0	416,960,000	0	416,960,000
Repurchase agreements	0	83,213,124,853	0	83,213,124,853
U.S. Treasury securities	0	15,101,805,191	0	15,101,805,191
Total assets	$0	$116,808,035,487	$0	$116,808,035,487
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Government Money Market Funds | 27

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2023, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Prior to June 30, 2023, the class-level administration fee for Class A  was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024  (May 31, 2025 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Prior to June 30, 2023, the Fund’s expenses were capped at 0.60% for Class A shares.
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares.
28 | Government Money Market Funds

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended July 31, 2023.
5.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Government Money Market Funds | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Government Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Government Money Market Funds | 31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32 | Government Money Market Funds

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Government Money Market Funds | 33

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

34 | Government Money Market Funds

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and the Fund’s derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review except the three-year period, which was equal to the average investment performance of the Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for each share class except the Select Class, which was in range of the median net operating expense ratios of the expense Groups. The Board noted that Allspring Funds Management had agreed to reduce the net operating expense cap for the Fund’s Class A shares. The Board received information concerning, and discussed factors contributing to, the higher than average fees for the Fund relative to the peer group. The Board took note of the explanations for the relatively higher fees, including that voluntary fee waivers enacted by money fund sponsors to support net yield floors have resulted in significantly lower peer group medians.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for Class A, equal to the sum of these average rates for the Fund’s expense Groups for the Select Class, in range of the sum of these average rates for the Fund’s expense Groups for the Administrator Class, Institutional Class, Service Class, and Class TI, and lower than the sum of these average rates for the Fund’s expense groups for the Sweep Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Government Money Market Funds | 35

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

36 | Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-08092023-coawhekn 09-23
SAR0450 07-23

Institutional Money Market Funds
Allspring Heritage Money Market Fund
Semi-Annual Report
July 31, 2023

The views expressed and any forward-looking statements are as of July 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Institutional Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Heritage Money Market Fund for the six-month period that ended July 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.37% while the MSCI EM Index (Net) (USD)3 returned 3.26%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 lost 1.31%, the Bloomberg Municipal Bond Index6 gained 0.20%, and the ICE BofA U.S. High Yield Index7 returned 2.93%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period with a decline in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Institutional Money Market Funds

Letter to shareholders (unaudited)
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Institutional Money Market Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Institutional Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of July 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Administrator Class (SHMXX)	6-29-1995	4.12	1.56	0.99	0.36	0.33
Institutional Class (SHIXX)	3-31-2000	4.25	1.65	1.08	0.24	0.20
Select Class (WFJXX)	6-29-2007	4.32	1.71	1.14	0.20	0.13
Service Class (WHTXX)	6-30-2010	4.01	1.49	0.93	0.53	0.43
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds:  You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.33% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2023
	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	5.15	5.28	5.35	5.05
7-day compound yield	5.28	5.42	5.49	5.18
30-day simple yield	5.05	5.18	5.25	4.95
30-day compound yield	5.17	5.31	5.38	5.06

[1]
The manager has contractually committed through May 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 5.12%, 5.24%, 5.28% and 4.95% for Administrator Class, Institutional Class, Select Class and Service Class,
respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Institutional Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2023[1]
15 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2023[1]
45 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2023 to July 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2023	Ending account value 7-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,000.00	$1.64	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,024.50	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,024.90	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,023.40	$2.16	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16	0.43%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Institutional Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 23.82%
ABN AMRO Bank NV##	5.33%	8-3-2023	$75,000,000	$75,000,000
Banco Santander SA	5.68	10-12-2023	10,000,000	10,004,556
Banco Santander SA (U.S. SOFR+0.52%)±	5.91	12-11-2023	15,000,000	15,005,561
Bank of America N.A.	5.94	3-4-2024	7,000,000	7,002,997
Bank of Montreal (U.S. SOFR+0.53%)±	5.91	4-5-2024	10,000,000	10,002,975
Bank of Montreal (U.S. SOFR+0.75%)±	6.13	8-1-2023	35,000,000	35,000,571
Bank of Montreal (U.S. SOFR+0.75%)±	6.13	12-4-2023	25,000,000	25,035,444
BNP Paribas SA (U.S. SOFR+0.30%)±	5.68	11-16-2023	50,000,000	50,004,769
Canadian Imperial Bank of Commerce	5.31	8-1-2023	50,000,000	50,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.44%)±	5.82	1-18-2024	25,000,000	25,018,569
Citibank NA	5.73	1-4-2024	10,000,000	9,999,651
Citibank NA	5.76	1-29-2024	10,000,000	9,999,225
Citibank NA (U.S. SOFR+0.55%)±	5.93	3-21-2024	10,000,000	10,006,567
Credit Agricole Corporate & Investment Bank (U.S. SOFR+0.44%)±	5.78	11-17-2023	15,000,000	15,008,904
Credit Agricole Corporate & Investment Bank SA	5.31	8-1-2023	50,000,000	50,000,000
Credit Industriel et Commercial	5.71	1-16-2024	15,000,000	15,000,466
Erste Group Bank AG	5.33	8-7-2023	75,000,000	75,000,000
MUFG Bank Ltd.	5.70	12-6-2023	10,000,000	9,999,522
MUFG Bank Ltd. (U.S. SOFR+0.38%)±	5.77	11-13-2023	25,000,000	25,005,636
MUFG Bank Ltd. (U.S. SOFR+0.44%)±	5.83	1-19-2024	25,000,000	25,002,814
Norinchukin Bank (U.S. SOFR+0.41%)±%%	5.71	2-1-2024	25,000,000	24,995,624
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.15%)±	5.54	9-6-2023	15,000,000	14,999,504
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.27%)±	5.66	8-28-2023	25,000,000	25,002,821
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.39%)±	5.78	10-18-2023	50,000,000	50,015,067
Royal Bank of Canada (U.S. SOFR+0.75%)±	6.13	10-19-2023	35,000,000	35,039,123
Standard Chartered Bank PLC	5.65	12-1-2023	10,000,000	10,001,503
Standard Chartered Bank PLC (U.S. SOFR+0.50%)±	5.88	12-26-2023	15,000,000	15,005,728
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.44%)±	5.82	10-26-2023	15,000,000	15,004,623
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.48%)±	5.86	1-22-2024	10,000,000	10,002,486
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.45%)±	5.83	12-1-2023	20,000,000	20,010,698
Toronto-Dominion Bank	6.13	8-7-2023	25,000,000	25,002,750
Westpac Banking Corp. (U.S. SOFR+0.48%)±	5.86	4-15-2024	25,000,000	25,001,424
Woori Bank%%	5.35	8-8-2023	10,000,000	10,000,000
Total certificates of deposit (Cost $827,001,732)				827,179,578
Commercial paper: 40.38%
Asset-backed commercial paper: 31.18%
Albion Capital Corp. SA/Albion Capital LLC☼	5.42	8-22-2023	13,000,000	12,955,681
Albion Capital Corp. SA/Albion Capital LLC☼	5.60	10-27-2023	5,000,000	4,931,617
Albion Capital Corp. SA/Albion Capital LLC☼	5.70	10-24-2023	13,000,000	12,828,295
Alinghi Funding Co. LLC144A☼	5.42	11-8-2023	10,000,000	9,847,194
Alinghi Funding Co. LLC☼	5.66	12-13-2023	10,000,000	9,790,938
Anglesea Funding LLC☼	5.41	8-4-2023	10,000,000	9,994,077
Anglesea Funding LLC☼	5.43	8-1-2023	20,000,000	19,997,043
Anglesea Funding LLC (U.S. OBFR+0.22%)144A§±	5.62	11-20-2023	15,000,000	15,000,000
Anglesea Funding LLC (U.S. OBFR+0.23%)144A§±	5.63	10-20-2023	55,000,000	55,000,000
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper (continued)
Antalis SA☼	5.37%	8-7-2023	$10,000,000	$9,989,558
Atlantic Asset Securitization LLC☼	5.42	9-8-2023	10,000,000	9,941,338
Atlantic Asset Securitization LLC☼	5.65	1-10-2024	10,000,000	9,745,448
Barton Capital SA☼	5.35	8-4-2023	25,000,000	24,976,145
Barton Capital SA☼	5.58	10-5-2023	21,950,000	21,727,127
Bedford Row Funding Corp. (U.S. SOFR+0.17%)144A±	5.55	8-23-2023	35,000,000	35,000,503
Bedford Row Funding Corp. (U.S. SOFR+0.36%)144A±	5.74	11-1-2023	20,000,000	20,003,824
Bennington Stark Capital Co. LLC☼	5.39	8-2-2023	11,000,000	10,996,740
Bennington Stark Capital Co. LLC☼	5.42	8-3-2023	30,000,000	29,985,155
Britannia Funding Co. LLC☼	5.39	8-1-2023	15,000,000	14,997,778
Britannia Funding Co. LLC☼	5.54	9-11-2023	15,000,000	14,905,150
Britannia Funding Co. LLC☼	5.56	11-2-2023	10,000,000	9,856,180
Britannia Funding Co. LLC☼	5.61	10-12-2023	10,000,000	9,889,040
Cabot Trail Funding LLC☼	5.40	8-1-2023	10,000,000	9,998,516
Chariot Funding LLC☼	5.54	9-22-2023	15,000,000	14,880,220
Chariot Funding LLC☼	5.58	10-30-2023	20,000,000	19,723,866
Charta LLC☼	5.54	10-16-2023	10,000,000	9,883,580
Chesham Finance Ltd./Chesham Finance LLC☼	5.37	9-5-2023	10,000,000	10,000,000
Chesham Finance Ltd./Chesham Finance LLC☼	5.40	8-1-2023	50,000,000	49,992,607
Chesham Finance Ltd./Chesham Finance LLC☼	5.41	8-3-2023	10,000,000	9,995,559
Collateralized Commercial Paper FLEX Co. LLC (U.S. SOFR+0.40%)144A±	5.78	12-5-2023	25,000,000	25,001,291
Collateralized Commercial Paper V Co. LLC (U.S. SOFR+0.24%)±	5.62	8-1-2023	20,000,000	20,000,074
Concord Minutemen Capital Co. LLC☼	5.39	8-2-2023	20,000,000	19,994,060
Concord Minutemen Capital Co. LLC☼	5.42	8-3-2023	17,000,000	16,986,458
Concord Minutemen Capital Co. LLC☼	5.48	9-1-2023	8,000,000	7,961,650
Concord Minutemen Capital Co. LLC☼	5.78	1-19-2024	5,000,000	4,864,478
Concord Minutemen Capital Co. LLC (U.S. SOFR+0.44%)144A±	5.82	10-10-2023	15,000,000	15,000,693
CRC Funding LLC☼	5.58	11-1-2023	15,000,000	14,787,417
Glencove Funding LLC☼	5.25	9-1-2023	10,000,000	9,952,240
Glencove Funding LLC☼	5.55	8-31-2023	5,000,000	4,976,871
Gotham Funding Corp.☼	5.42	11-1-2023	15,000,000	14,787,689
Gotham Funding Corp.☼	5.50	9-21-2023	10,000,000	9,921,494
Great Bear Funding LLC☼	5.41	8-4-2023	15,000,000	14,991,105
Legacy Capital Co. LLC (U.S. SOFR+0.41%)144A±	5.79	12-1-2023	15,000,000	14,999,989
Legacy Capital Co. LLC (U.S. SOFR+0.46%)144A±	5.84	2-16-2024	10,000,000	10,004,708
Lexington Parker Capital Co. LLC☼	5.07	8-8-2023	20,000,000	19,976,262
Lexington Parker Capital Co. LLC☼	5.39	8-2-2023	14,000,000	13,995,858
Lexington Parker Capital Co. LLC☼	5.42	8-3-2023	20,000,000	19,991,118
Lexington Parker Capital Co. LLC☼	5.48	9-1-2023	5,000,000	4,976,120
Lexington Parker Capital Co. LLC (U.S. SOFR+0.25%)144A±	5.63	8-14-2023	20,000,000	20,000,848
Lexington Parker Capital Co. LLC☼	5.78	1-19-2024	5,000,000	4,865,434
Liberty Street Funding LLC☼	5.63	1-11-2024	5,000,000	4,872,239
LMA-Americas LLC☼	5.42	9-12-2023	10,000,000	9,934,759
LMA-Americas LLC☼	5.45	11-3-2023	10,000,000	9,854,571
LMA-Americas LLC☼	5.48	11-20-2023	20,000,000	19,643,636
LMA-Americas LLC☼	5.56	9-22-2023	10,000,000	9,919,352
LMA-Americas LLC☼	5.61	11-2-2023	9,750,000	9,605,800
The accompanying notes are an integral part of these financial statements.
10 | Institutional Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper (continued)
Matchpoint Finance PLC (U.S. SOFR+0.39%)144A±	5.77%	10-25-2023	$20,000,000	$20,003,006
Matchpoint Finance PLC (U.S. SOFR+0.42%)144A±	5.80	12-14-2023	5,000,000	5,000,792
Mountcliff Funding LLC☼	5.42	8-3-2023	10,000,000	9,995,559
Mountcliff Funding LLC (U.S. SOFR+0.20%)144A±	5.59	9-13-2023	20,000,000	19,999,478
Mountcliff Funding LLC☼	5.60	10-24-2023	10,000,000	9,870,611
Mountcliff Funding LLC (U.S. SOFR+0.28%)144A§±	5.67	9-13-2023	15,000,000	15,001,209
Nieuw Amsterdam Receivables Corp. BV☼	5.33	8-18-2023	10,000,000	9,973,080
Nieuw Amsterdam Receivables Corp. BV☼	5.35	8-2-2023	10,000,000	9,997,047
Nieuw Amsterdam Receivables Corp. BV☼	5.50	9-25-2023	10,000,000	9,915,953
Old Line Funding LLC☼	5.78	4-2-2024	5,000,000	4,806,309
Podium Funding Trust☼	5.63	11-28-2023	10,000,000	9,813,233
Ridgefield Funding Co. LLC (U.S. SOFR+0.38%)144A±	5.76	11-3-2023	15,000,000	15,002,401
Starbird Funding Corp. (U.S. SOFR+0.35%)144A±	5.73	9-25-2023	15,000,000	15,003,657
Versailles Commercial Paper LLC☼	5.34	8-7-2023	15,000,000	14,984,396
Versailles Commercial Paper LLC (U.S. SOFR+0.28%)144A§±	5.66	9-8-2023	20,000,000	20,001,353
Versailles Commercial Paper LLC (U.S. SOFR+0.40%)144A±	5.78	11-6-2023	10,000,000	10,002,255
Victory Receivables Corp.☼	5.42	11-1-2023	15,000,000	14,787,727
Victory Receivables Corp.☼	5.58	10-20-2023	20,000,000	19,753,850
				1,082,611,309
Financial company commercial paper: 8.49%
ANZ New Zealand International Ltd. (U.S. SOFR+0.36%)144A±	5.74	11-2-2023	25,000,000	25,006,654
ASB Bank Ltd. (U.S. SOFR+0.18%)144A±	5.57	8-28-2023	20,000,000	20,000,597
Federation des Caisses Desjardins du Quebec☼	5.07	8-14-2023	20,000,000	19,958,653
ING U.S. Funding LLC☼	5.42	9-11-2023	10,000,000	9,937,280
National Australia Bank Ltd. (U.S. SOFR+0.21%)144A±	5.59	11-27-2023	35,000,000	34,997,625
National Bank of Canada (U.S. SOFR+0.35%)144A±	5.73	10-20-2023	25,000,000	25,006,988
Skandinaviska Enskilda Banken AB (U.S. SOFR+0.38%)144A±	5.77	8-4-2023	35,000,000	35,001,057
Toronto-Dominion Bank (U.S. SOFR+0.21%)144A±	5.60	12-6-2023	25,000,000	24,992,637
Toronto-Dominion Bank☼	6.02	9-7-2023	25,000,000	25,011,875
UBS AG (U.S. SOFR+0.49%)144A±	5.87	12-4-2023	25,000,000	25,004,473
Westpac Securities NZ Ltd. (U.S. SOFR+0.47%)144A±	5.85	10-3-2023	30,000,000	30,014,345
Westpac Securities NZ Ltd. (U.S. SOFR+0.50%)144A±	5.88	11-1-2023	20,000,000	20,012,575
				294,944,759
Other commercial paper: 0.71%
Mercy Health☼	5.37	8-9-2023	5,000,000	4,993,296
Mercy Health☼	5.50	8-23-2023	10,000,000	9,965,621
Ontario Teachers’ Finance Trust☼	5.50	12-6-2023	5,000,000	4,904,907
Toyota Credit de Puerto Rico Corp.☼	5.68	12-18-2023	5,000,000	4,892,045
				24,755,869
Total commercial paper (Cost $1,402,379,474)				1,402,311,937
Municipal obligations: 8.06%
Alaska: 0.29%
Variable rate demand notes ø: 0.29%
Alaska Housing Finance Corp. Series A (Housing revenue)	4.65	12-1-2044	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 11

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.57%
Variable rate demand notes ø: 0.57%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	4.75%	5-1-2052	$20,000,000	$20,000,000
Georgia: 0.86%
Variable rate demand notes ø: 0.86%
Macon-Bibb County Industrial Authority Kumho Tire Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	5.20	11-1-2029	15,000,000	15,000,000
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	5.10	9-1-2052	15,000,000	15,000,000
				30,000,000
Iowa: 0.29%
Variable rate demand notes ø: 0.29%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.45	3-1-2053	10,000,000	10,000,000
Maine: 0.23%
Variable rate demand notes ø: 0.23%
City of Portland (GO revenue, TD Bank NA LOC)	4.58	6-1-2026	8,065,000	8,065,000
Massachusetts: 0.29%
Variable rate demand notes ø: 0.29%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	4.75	6-1-2052	10,000,000	10,000,000
Minnesota: 1.38%
Variable rate demand notes ø: 1.38%
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.70	7-1-2052	10,000,000	10,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.10	7-1-2052	15,000,000	15,000,000
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank PLC LOC)144A	5.60	12-1-2030	850,000	850,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank PLC LOC, Barclays Bank PLC LIQ)144A	5.60	9-1-2030	22,145,000	22,145,000
				47,995,000
New Hampshire: 0.58%
Variable rate demand notes ø: 0.58%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corp. Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.25	10-1-2028	20,000,000	20,000,000
New Jersey: 0.29%
Variable rate demand notes ø: 0.29%
Jets Stadium Development LLC Series A-4B (Industrial development revenue)144A	5.72	4-1-2047	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
12 | Institutional Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
New York: 3.28%
Other municipal debt : 0.29%
Long Island Power Authority (Utilities revenue)		5.40%	9-26-2023	$10,000,000	$10,000,000
Variable rate demand notes ø: 2.99%
Mizuho Floater/Residual Trust Series 2022-MIZ9107TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A		4.09	2-1-2026	15,000,000	15,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		4.69	11-1-2031	15,000,000	15,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A		5.22	6-4-2027	20,000,000	20,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		5.72	10-1-2027	7,000,000	7,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		5.22	11-1-2052	11,897,131	11,897,131
Taxable Municipal Funding Trust Series BTMFT (GO revenue, Barclays Bank PLC LOC)144A		5.60	5-15-2056	19,880,000	19,880,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)		5.10	11-15-2032	15,000,000	15,000,000
					103,777,131
Total municipal obligations (Cost $279,836,148)					279,837,131
Other instruments: 2.02%
American Association of Retired Persons, Inc. Series 2001§øø		4.75	5-1-2031	10,000,000	10,000,000
Bank of America N.A. øø		6.10	8-7-2023	35,000,000	35,002,543
Bank of America N.A. øø		5.74	10-25-2023	25,000,000	25,002,422
Total other instruments (Cost $70,000,000)					70,004,965
Repurchase agreements^^: 26.87%
Bank of America NA, dated 7-31-2023, maturity value $183,326,986(01)		5.30	8-1-2023	183,300,000	183,300,000
Barclays Bank PLC, dated 7-31-2023, maturity value $250,036,806(02)		5.30	8-1-2023	250,000,000	250,000,000
BNP Paribas Securities Corp., dated 7-31-2023, maturity value $250,036,806(03)		5.30	8-1-2023	250,000,000	250,000,000
MUFG Securities Canada Ltd., dated 7-31-2023, maturity value $250,036,806(04)		5.30	8-1-2023	250,000,000	250,000,000
Total repurchase agreements (Cost $933,300,000)					933,300,000
Total investments in securities (Cost $3,512,517,354)	101.15%				3,512,633,611
Other assets and liabilities, net	(1.15)				(39,822,954)
Total net assets	100.00%				$3,472,810,657

The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 13

Portfolio of investments—July 31, 2023 (unaudited)

##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
☼	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.50% to 4.50%, 12-1-2040 to 8-1-2051, fair value including accrued interest is $188,799,000.
(02) U.S. government securities, 1.88% to 5.50%, 4-12-2024 to 6-20-2053, fair value including accrued interest is $257,368,721.
(03) U.S. government securities, 0.00% to 7.00%, 8-15-2023 to 8-15-2063, fair value including accrued interest is $256,175,653.
(04) U.S. government securities, 0.13% to 6.54%, 3-8-2024 to 1-20-2072, fair value including accrued interest is $257,339,999.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
14 | Institutional Money Market Funds

Statement of assets and liabilities—July 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,579,217,354)	$2,579,333,611
Investments in repurchase agreements, at value (cost $933,300,000)	933,300,000
Cash	20,088
Receivable for interest	7,241,217
Receivable for Fund shares sold	450
Prepaid expenses and other assets	74,972
Total assets	3,519,970,338
Liabilities
Payable for when-issued transactions	25,000,000
Payable for investments purchased	19,856,883
Dividends payable	1,512,130
Management fee payable	245,639
Payable for Fund shares redeemed	203,801
Administration fees payable	146,584
Accrued expenses and other liabilities	194,644
Total liabilities	47,159,681
Total net assets	$3,472,810,657
Net assets consist of
Paid-in capital	$3,475,687,083
Total distributable loss	(2,876,426)
Total net assets	$3,472,810,657
Computation of net asset value per share
Net assets–Administrator Class	$78,725,723
Shares outstanding–Administrator Class[1]	78,697,237
Net asset value per share–Administrator Class	$1.0004
Net assets–Institutional Class	$585,153,978
Shares outstanding–Institutional Class[1]	584,934,798
Net asset value per share–Institutional Class	$1.0004
Net assets–Select Class	$2,719,080,903
Shares outstanding–Select Class[1]	2,717,835,537
Net asset value per share–Select Class	$1.0005
Net assets–Service Class	$89,850,053
Shares outstanding–Service Class[1]	89,825,061
Net asset value per share–Service Class	$1.0003
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 15

Statement of operations—six months ended July 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$98,743,079
Expenses
Management fee	2,900,224
Administration fees
Administrator Class	48,793
Institutional Class	239,903
Select Class	615,018
Service Class	56,719
Shareholder servicing fees
Administrator Class	48,793
Service Class	118,166
Custody and accounting fees	19,594
Professional fees	44,263
Registration fees	37,619
Shareholder report expenses	3,886
Trustees’ fees and expenses	5,938
Other fees and expenses	48,480
Total expenses	4,187,396
Less: Fee waivers and/or expense reimbursements
Fund-level	(579,183)
Institutional Class	(24,931)
Select Class	(588,167)
Service Class	(32,288)
Net expenses	2,962,827
Net investment income	95,780,252
Realized and unrealized gains (losses) on investments
Net realized gains on investments	805
Net change in unrealized gains (losses) on investments	(1,053,329)
Net realized and unrealized gains (losses) on investments	(1,052,524)
Net increase in net assets resulting from operations	$94,727,728
The accompanying notes are an integral part of these financial statements.
16 | Institutional Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2023 (unaudited)		Year ended January 31, 2023
Operations
Net investment income		$95,780,252		$101,945,181
Net realized gains (losses) on investments		805		(18,204)
Net change in unrealized gains (losses) on investments		(1,053,329)		1,143,218
Net increase in net assets resulting from operations		94,727,728		103,070,195
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(2,342,173)		(1,957,328)
Institutional Class		(14,775,498)		(12,772,848)
Select Class		(76,444,186)		(85,334,954)
Service Class		(2,216,163)		(1,882,125)
Total distributions to shareholders		(95,778,020)		(101,947,255)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	48,032,679	48,056,330	123,114,666	123,167,045
Institutional Class	1,164,782,955	1,165,323,927	4,000,160,380	4,001,754,376
Select Class	4,801,439,451	4,804,067,383	14,773,390,843	14,780,703,471
Service Class	131,627,238	131,680,084	380,589,513	380,714,221
		6,149,127,724		19,286,339,113
Reinvestment of distributions
Administrator Class	2,269,436	2,270,400	1,819,781	1,820,643
Institutional Class	13,645,334	13,651,378	11,199,701	11,205,088
Select Class	68,684,093	68,717,643	76,199,609	76,240,760
Service Class	1,864,479	1,865,134	1,581,906	1,582,516
		86,504,555		90,849,007
Payment for shares redeemed
Administrator Class	(64,164,910)	(64,191,732)	(163,859,559)	(163,926,317)
Institutional Class	(1,254,128,934)	(1,254,709,700)	(4,029,437,260)	(4,031,043,553)
Select Class	(6,114,182,794)	(6,117,538,964)	(15,258,868,199)	(15,266,607,066)
Service Class	(162,083,492)	(162,149,625)	(391,978,351)	(392,099,945)
		(7,598,590,021)		(19,853,676,881)
Net decrease in net assets resulting from capital share transactions		(1,362,957,742)		(476,488,761)
Total decrease in net assets		(1,364,008,034)		(475,365,821)
Net assets
Beginning of period		4,836,818,691		5,312,184,512
End of period		$3,472,810,657		$4,836,818,691
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0006	$1.0004	$1.0003	$1.0005	$1.0004	$1.0003
Net investment income	0.0238	0.0193	0.0001	0.0033	0.0203	0.0188
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0002	0.0000 [1]	(0.0002)	0.0001	0.0001
Total from investment operations	0.0236	0.0195	0.0001	0.0031	0.0204	0.0189
Payment from affiliate	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0238)	(0.0193)	(0.0001)	(0.0033)	(0.0203)	(0.0188)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[1]	0.0000
Total distributions to shareholders	(0.0238)	(0.0193)	(0.0001)	(0.0033)	(0.0203)	(0.0188)
Net asset value, end of period	$1.0004	$1.0006	$1.0004	$1.0003	$1.0005	$1.0004
Total return[2]	2.39%	1.97%	0.02%[3]	0.32%	2.05%	1.91%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.35%	0.35%	0.36%
Net expenses	0.33%	0.31%*	0.15%*	0.29%*	0.33%	0.33%
Net investment income	4.80%	1.79%	0.01%	0.39%	2.01%	1.87%
Supplemental data
Net assets, end of period (000s omitted)	$78,726	$92,617	$131,539	$76,740	$113,555	$92,671

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.18%
Year ended January 31, 2021	0.03%

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return.
The accompanying notes are an integral part of these financial statements.
18 | Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0006	$1.0004	$1.0003	$1.0004	$1.0004	$1.0003
Net investment income	0.0245	0.0203	0.0001	0.0041	0.0216	0.0202
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0003	(0.0001)	0.0000	0.0000 [1]	0.0000 [1]
Total from investment operations	0.0243	0.0206	0.0000	0.0041	0.0216	0.0202
Payment from affiliate	0.0000	0.0000	0.0002	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0245)	(0.0204)	(0.0001)	(0.0042)	(0.0216)	(0.0201)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[1]	0.0000
Total distributions to shareholders	(0.0245)	(0.0204)	(0.0001)	(0.0042)	(0.0216)	(0.0201)
Net asset value, end of period	$1.0004	$1.0006	$1.0004	$1.0003	$1.0004	$1.0004
Total return[2]	2.45%	2.08%	0.02%[3]	0.42%	2.18%	2.04%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.23%	0.23%	0.24%
Net expenses	0.20%	0.20%	0.15%[4]	0.20%	0.20%	0.20%
Net investment income	4.93%	2.07%	0.01%	0.46%	2.14%	2.03%
Supplemental data
Net assets, end of period (000s omitted)	$585,154	$661,042	$678,991	$794,541	$1,704,936	$1,573,458

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.02% impact on total return.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.05% higher.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Select Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0007	$1.0005	$1.0004	$1.0005	$1.0005	$1.0004
Net investment income	0.0248	0.0211	0.0004 [1]	0.0049	0.0223	0.0208
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0002	(0.0002)	(0.0001)	0.0000 [2]	0.0001
Total from investment operations	0.0246	0.0213	0.0002	0.0048	0.0223	0.0209
Payment from affiliate	0.0000	0.0000	0.0003	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0248)	(0.0211)	(0.0004)	(0.0049)	(0.0223)	(0.0208)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]	0.0000
Total distributions to shareholders	(0.0248)	(0.0211)	(0.0004)	(0.0049)	(0.0223)	(0.0208)
Net asset value, end of period	$1.0005	$1.0007	$1.0005	$1.0004	$1.0005	$1.0005
Total return[3]	2.49%	2.15%	0.05%[4]	0.49%	2.25%	2.11%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.20%	0.20%	0.19%	0.19%	0.20%
Net expenses	0.13%	0.13%	0.12%[5]	0.13%	0.13%	0.13%
Net investment income	4.97%	2.10%	0.04%	0.40%	2.21%	2.10%
Supplemental data
Net assets, end of period (000s omitted)	$2,719,081	$3,964,681	$4,373,391	$8,471,954	$7,119,681	$6,459,320

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.03% impact on total return.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
The accompanying notes are an integral part of these financial statements.
20 | Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Service Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0005	$1.0003	$1.0002	$1.0004	$1.0004	$1.0003
Net investment income	0.0233	0.0185	0.0001 [1]	0.0031	0.0194	0.0177
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0002	0.0000 [2]	(0.0004)	(0.0001)	0.0002
Total from investment operations	0.0231	0.0187	0.0001	0.0027	0.0193	0.0179
Payment from affiliate	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0233)	(0.0185)	(0.0001)	(0.0029)	(0.0193)	(0.0178)
Net realized gains	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]	0.0000
Total distributions to shareholders	(0.0233)	(0.0185)	(0.0001)	(0.0029)	(0.0193)	(0.0178)
Net asset value, end of period	$1.0003	$1.0005	$1.0003	$1.0002	$1.0004	$1.0004
Total return[3]	2.34%	1.88%	0.02%[4]	0.28%	1.95%	1.81%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.50%	0.51%	0.51%
Net expenses	0.43%	0.39%*	0.14%*	0.34%*	0.43%	0.43%
Net investment income	4.69%	1.70%	0.01%	0.33%	1.92%	1.79%
Supplemental data
Net assets, end of period (000s omitted)	$89,850	$118,479	$128,263	$42,155	$55,893	$70,327

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.04%
Year ended January 31, 2022	0.29%
Year ended January 31, 2021	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
22 | Institutional Money Market Funds

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2023, the aggregate cost of all investments for federal income tax purposes was $3,512,517,357 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$180,765
Gross unrealized losses	(64,511)
Net unrealized gains	$116,254
As of January 31, 2023, the Fund had capital loss carryforwards which consisted of $2,753,422 in short-term capital losses
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$827,179,578	$0	$827,179,578
Commercial paper	0	1,402,311,937	0	1,402,311,937
Municipal obligations	0	279,837,131	0	279,837,131
Other instruments	0	70,004,965	0	70,004,965
Repurchase agreements	0	933,300,000	0	933,300,000
Total assets	$0	$3,512,633,611	$0	$3,512,633,611
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
Institutional Money Market Funds | 23

Notes to financial statements (unaudited)
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2023, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Administrator Class	0.33%
Institutional Class	0.20
Select Class	0.13
Service Class	0.43
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate up to 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates  of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended July 31, 2023.
24 | Institutional Money Market Funds

Notes to financial statements (unaudited)
5.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Institutional Money Market Funds | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

26 | Institutional Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Institutional Money Market Funds | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28 | Institutional Money Market Funds

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Institutional Money Market Funds | 29

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Heritage Money Market Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

30 | Institutional Money Market Funds

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and the Fund’s derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for the Select Class, in range of the median net operating expense ratios of the expense Groups for the Institutional Class, and higher than the median net operating expense ratios of the expense Groups for the Administrator Class and Service Class. The Board received information concerning, and discussed factors contributing to, the higher than average fees for the Fund relative to the peer group. The Board took note of the explanations for the relatively higher fees, including that voluntary fee waivers enacted by money fund sponsors to support net yield floors have resulted in significantly lower peer group medians.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Institutional Money Market Funds | 31

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

32 | Institutional Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-08092023-pykp1bqh 09-23
SAR3229 07-23

Retail Money Market Funds
Allspring Money Market Fund
Semi-Annual Report
July 31, 2023

The views expressed and any forward-looking statements are as of July 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Retail Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Money Market Fund for the six-month period that ended July 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.37% while the MSCI EM Index (Net) (USD)3 returned 3.26%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 lost 1.31%, the Bloomberg Municipal Bond Index6 gained 0.20%, and the ICE BofA U.S. High Yield Index7 returned 2.93%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period with a decline in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Retail Money Market Funds

Letter to shareholders (unaudited)
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Retail Money Market Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Retail Money Market Funds

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of July 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STGXX)	7-1-1992	–	–	–	3.83	1.39	0.83	0.66	0.58
Class C *	6-30-2010	2.05	0.94	0.60	3.05	0.94	0.60	1.41	1.33
Premier Class (WMPXX)[3]	3-31-2016	–	–	–	4.31	1.70	1.09	0.29	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	3.93	1.45	0.89	0.58	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For retail money market funds:  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

*	Class C is closed to new investors and additional investments from existing shareholders.
[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and C), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 1.33% for Class C, 0.20% for Premier Class and 0.50% for Service Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Premier Class shares would be higher.

Yield summary (%) as of July 31, 2023
	Class A	Class C*	Premier Class	Service Class
7-day current yield[1]	4.93	4.18	5.38	5.01
7-day compound yield	5.05	4.26	5.52	5.13
30-day simple yield	4.82	4.07	5.27	4.90
30-day compound yield	4.93	4.15	5.40	5.01

*	Class C is closed to new investors and additional investments from existing shareholders.
[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A and C), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.87%, 4.12%, 5.24% and 4.95% for Class A, Class C, Premier Class and Service Class,
respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Retail Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2023[1]

46%
1-7 day(s)
3%
8-14 days
3%
15-29 days
12%
30-59 days
7%
60-89 days
21%
90-179 days
8%
180-269 days

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2023[1]
24 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2023[1]
58 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2023 to July 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 2-1-2023	Ending account value 7-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,022.70	$3.01	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,018.90	$6.76	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Premier Class
Actual	$1,000.00	$1,025.00	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,023.20	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 22.60%
ABN AMRO Bank NV	5.33%	8-3-2023	$325,000,000	$325,000,000
Banco Santander SA (U.S. SOFR+0.28%)±	5.64	8-9-2023	25,000,000	25,000,135
Banco Santander SA	5.68	10-12-2023	90,000,000	90,000,000
Banco Santander SA	5.89	1-19-2024	75,000,000	75,000,000
Banco Santander SA (U.S. SOFR+0.52%)±	5.91	12-11-2023	85,000,000	85,000,000
Bank of America N.A.	5.94	3-4-2024	93,000,000	93,000,000
Bank of Montreal (U.S. SOFR+0.50%)±	5.88	2-5-2024	100,000,000	100,000,000
Bank of Montreal (U.S. SOFR+0.53%)±	5.91	4-5-2024	90,000,000	90,000,000
Bank of Montreal (U.S. SOFR+0.75%)±	6.13	8-1-2023	40,000,000	40,000,000
Bank of Montreal (U.S. SOFR+0.75%)±	6.13	12-4-2023	75,000,000	75,000,000
Bank of Nova Scotia (U.S. SOFR+0.51%)±	5.89	4-18-2024	100,000,000	100,000,000
Bank of Nova Scotia (U.S. SOFR+0.60%)±	5.98	1-5-2024	100,000,000	100,000,000
BNP Paribas SA (U.S. SOFR+0.30%)±	5.68	11-16-2023	150,000,000	150,000,000
BNP Paribas SA (U.S. SOFR+0.55%)±	5.93	4-5-2024	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	5.31	8-1-2023	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.44%)±	5.82	1-18-2024	75,000,000	75,000,000
Citibank NA	5.73	1-4-2024	90,000,000	90,000,000
Citibank NA	5.76	1-29-2024	90,000,000	90,000,000
Citibank NA (U.S. SOFR+0.55%)±	5.93	3-21-2024	90,000,000	90,000,000
Commonwealth Bank of Australia (U.S. SOFR+0.55%)±	5.93	9-21-2023	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank (U.S. SOFR+0.44%)±	5.78	11-17-2023	85,000,000	85,009,813
Credit Agricole Corporate & Investment Bank SA	5.31	8-1-2023	240,000,000	240,000,000
Credit Industriel et Commercial	5.71	1-16-2024	135,000,000	135,000,000
Credit Industriel et Commercial☼	5.72	1-16-2024	25,000,000	24,341,629
Erste Group Bank AG	5.33	8-7-2023	325,000,000	325,000,000
Mizuho Bank Ltd.	5.32	8-1-2023	300,000,000	300,000,000
MUFG Bank Ltd.	5.70	12-6-2023	40,000,000	40,000,000
MUFG Bank Ltd. (U.S. SOFR+0.38%)±	5.77	11-13-2023	100,000,000	100,000,000
MUFG Bank Ltd. (U.S. SOFR+0.44%)±	5.83	1-19-2024	100,000,000	100,000,000
Nordea Bank Abp (U.S. SOFR+0.51%)±	5.89	3-22-2024	123,000,000	123,000,000
Nordea Bank Abp (U.S. SOFR+0.51%)±	5.89	4-11-2024	125,000,000	125,000,000
Norinchukin Bank (U.S. SOFR+0.41%)±%%	5.71	2-1-2024	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.15%)±	5.54	9-6-2023	60,000,000	60,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.27%)±	5.66	8-28-2023	75,000,000	75,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.39%)±	5.78	10-18-2023	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.39%)±	5.78	1-11-2024	50,000,000	50,000,000
Royal Bank of Canada (U.S. SOFR+0.75%)±	6.13	10-19-2023	65,000,000	65,000,000
Standard Chartered Bank PLC	5.65	12-1-2023	90,000,000	90,000,000
Standard Chartered Bank PLC (U.S. SOFR+0.47%)±	5.85	2-1-2024	100,000,000	100,000,000
Standard Chartered Bank PLC (U.S. SOFR+0.50%)±	5.88	12-26-2023	60,000,000	60,000,000
Standard Chartered Bank PLC	5.90	2-21-2024	75,000,000	75,000,000
State Street Bank & Trust Co. (U.S. SOFR+0.52%)±	5.91	3-5-2024	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.43%)±	5.81	11-17-2023	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.44%)±	5.82	10-26-2023	135,000,000	135,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.48%)±	5.86	1-22-2024	90,000,000	90,000,000
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.45%)±	5.83	12-1-2023	130,000,000	130,000,000
Toronto-Dominion Bank	6.13	8-7-2023	75,000,000	75,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit (continued)
Westpac Banking Corp. (U.S. SOFR+0.48%)±	5.86%	4-15-2024	$100,000,000	$100,000,000
Woori Bank	5.35	8-8-2023	90,000,000	90,000,000
Total certificates of deposit (Cost $5,360,351,577)				5,360,351,577
Commercial paper: 46.14%
Asset-backed commercial paper: 37.39%
Albion Capital Corp. SA/Albion Capital LLC☼	5.42	8-22-2023	105,727,000	105,387,086
Albion Capital Corp. SA/Albion Capital LLC☼	5.60	10-27-2023	82,697,000	81,593,822
Albion Capital Corp. SA/Albion Capital LLC☼	5.70	10-24-2023	84,035,000	82,933,021
Alinghi Funding Co. LLC144A☼	5.42	11-8-2023	65,000,000	64,043,687
Alinghi Funding Co. LLC☼	5.66	12-13-2023	90,000,000	88,130,700
Anglesea Funding LLC☼	5.40	8-1-2023	170,000,000	170,000,000
Anglesea Funding LLC☼	5.41	8-4-2023	90,000,000	89,959,950
Anglesea Funding LLC (U.S. OBFR+0.22%)144A§±	5.62	11-20-2023	85,000,000	85,000,000
Anglesea Funding LLC (U.S. OBFR+0.23%)144A§±	5.63	10-20-2023	245,000,000	245,000,000
Antalis SA☼	5.37	8-7-2023	52,650,000	52,603,493
Antalis SA☼	5.61	10-5-2023	35,400,000	35,046,541
Armada Funding Co. LLC☼	5.53	8-24-2023	75,000,000	74,738,855
Atlantic Asset Securitization LLC☼	5.42	9-8-2023	40,000,000	39,774,111
Atlantic Asset Securitization LLC☼	5.63	1-4-2024	18,965,000	18,508,892
Atlantic Asset Securitization LLC☼	5.65	1-9-2024	49,350,000	48,111,967
Barton Capital SA☼	5.35	8-4-2023	116,300,000	116,213,628
Barton Capital SA☼	5.48	11-21-2023	50,000,000	49,160,000
Barton Capital SA☼	5.58	10-10-2023	44,082,000	43,610,568
Barton Capital SA☼	5.60	10-24-2023	30,100,000	29,712,312
Bedford Row Funding Corp. (U.S. SOFR+0.17%)144A±	5.55	8-23-2023	115,000,000	115,000,000
Bedford Row Funding Corp. (U.S. SOFR+0.36%)144A±	5.74	11-1-2023	80,000,000	80,000,000
Bedford Row Funding Corp. (U.S. SOFR+0.75%)144A±	6.13	8-2-2023	25,000,000	25,000,000
Bennington Stark Capital Co. LLC☼	5.39	8-2-2023	70,000,000	69,989,656
Bennington Stark Capital Co. LLC☼	5.42	8-3-2023	170,000,000	169,936,097
Britannia Funding Co. LLC☼	5.37	8-7-2023	35,000,000	34,969,083
Britannia Funding Co. LLC☼	5.39	8-1-2023	69,700,000	69,700,000
Britannia Funding Co. LLC☼	5.46	9-6-2023	125,000,000	124,327,500
Britannia Funding Co. LLC☼	5.54	9-11-2023	85,000,000	84,471,442
Britannia Funding Co. LLC☼	5.56	11-2-2023	68,300,000	67,322,513
Britannia Funding Co. LLC☼	5.61	10-12-2023	57,650,000	57,012,391
Cabot Trail Funding LLC☼	5.40	8-1-2023	49,900,000	49,900,000
Chariot Funding LLC☼	5.54	9-22-2023	185,000,000	183,465,133
Chariot Funding LLC☼	5.58	10-30-2023	55,000,000	54,243,750
Chariot Funding LLC☼	5.63	12-11-2023	75,000,000	73,473,750
Charta LLC☼	5.54	10-16-2023	90,000,000	88,962,600
Charta LLC☼	5.56	10-5-2023	125,000,000	123,747,972
Charta LLC☼	5.58	11-1-2023	50,000,000	49,297,222
Charta LLC☼	5.60	11-6-2023	50,000,000	49,256,333
Chesham Finance Ltd./Chesham Finance LLC☼	2.67	8-2-2023	75,000,000	74,988,896
Chesham Finance Ltd./Chesham Finance LLC☼	5.37	9-5-2023	90,000,000	90,000,000
Chesham Finance Ltd./Chesham Finance LLC☼	5.40	8-1-2023	345,000,000	345,000,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper (continued)
Chesham Finance Ltd./Chesham Finance LLC☼	5.41%	8-3-2023	$90,000,000	$89,973,300
Chesham Finance Ltd./Chesham Finance LLC☼	5.78	1-22-2024	81,000,000	78,768,450
Collateralized Commercial Paper FLEX Co. LLC (U.S. SOFR+0.25%)144A±	5.63	8-8-2023	100,000,000	100,000,000
Collateralized Commercial Paper FLEX Co. LLC☼	5.70	1-3-2024	100,000,000	97,580,278
Collateralized Commercial Paper FLEX Co. LLC (U.S. SOFR+0.40%)144A±	5.78	12-5-2023	200,000,000	200,000,000
Collateralized Commercial Paper V Co. LLC (U.S. SOFR+0.24%)±	5.62	8-1-2023	80,000,000	80,000,000
Collateralized Commercial Paper V Co. LLC	5.75	12-13-2023	50,000,000	50,000,000
Columbia Funding Co. LLC☼	5.51	8-30-2023	43,800,000	43,608,412
Concord Minutemen Capital Co. LLC☼	5.39	8-2-2023	130,000,000	129,980,789
Concord Minutemen Capital Co. LLC☼	5.42	8-3-2023	68,042,000	68,000,971
Concord Minutemen Capital Co. LLC☼	5.48	9-1-2023	92,000,000	91,572,200
Concord Minutemen Capital Co. LLC☼	5.78	1-19-2024	45,000,000	43,781,625
Concord Minutemen Capital Co. LLC (U.S. SOFR+0.44%)144A±	5.82	10-10-2023	85,000,000	85,000,000
CRC Funding LLC☼	5.58	11-1-2023	85,000,000	83,805,278
CRC Funding LLC☼	5.61	11-21-2023	50,000,000	49,139,778
Glencove Funding LLC☼	5.25	9-1-2023	40,000,000	39,821,578
Glencove Funding LLC☼	5.54	9-26-2023	50,000,000	49,575,333
Glencove Funding LLC☼	5.55	8-31-2023	55,000,000	54,749,292
Glencove Funding LLC☼	5.61	11-6-2023	46,000,000	45,314,587
Gotham Funding Corp.☼	5.42	11-1-2023	85,000,000	83,837,861
Gotham Funding Corp.☼	5.50	9-21-2023	70,268,000	69,728,459
Great Bear Funding LLC☼	5.41	8-4-2023	85,000,000	84,962,175
Legacy Capital Co. LLC (U.S. SOFR+0.41%)144A±	5.79	12-1-2023	85,000,000	85,000,000
Legacy Capital Co. LLC (U.S. SOFR+0.46%)144A±	5.84	2-16-2024	90,000,000	90,000,000
Lexington Parker Capital Co. LLC☼	5.07	8-8-2023	80,000,000	79,922,222
Lexington Parker Capital Co. LLC☼	5.39	8-2-2023	200,513,000	200,483,369
Lexington Parker Capital Co. LLC☼	5.42	8-3-2023	25,100,000	25,092,540
Lexington Parker Capital Co. LLC☼	5.48	8-24-2023	175,000,000	174,282,250
Lexington Parker Capital Co. LLC (U.S. SOFR+0.25%)144A±	5.63	8-14-2023	80,000,000	80,000,000
Lexington Parker Capital Co. LLC☼	5.78	1-19-2024	45,000,000	43,781,625
Liberty Street Funding LLC☼	5.48	11-15-2023	25,000,000	24,602,500
Liberty Street Funding LLC☼	5.63	12-27-2023	120,000,000	117,169,500
LMA-Americas LLC☼	5.18	8-22-2023	29,350,000	29,262,513
LMA-Americas LLC☼	5.37	10-26-2023	25,000,000	24,683,472
LMA-Americas LLC☼	5.42	9-12-2023	40,000,000	39,750,333
LMA-Americas LLC☼	5.48	11-20-2023	210,000,000	206,378,400
LMA-Americas LLC☼	5.51	11-3-2023	67,500,000	66,543,093
LMA-Americas LLC☼	5.56	9-22-2023	40,800,000	40,477,045
LMA-Americas LLC☼	5.61	11-7-2023	51,792,000	51,008,699
LMA-Americas LLC☼	5.64	1-19-2024	50,000,000	48,679,500
Mackinac Funding Co. LLC☼	5.54	9-19-2023	16,340,000	16,218,567
Matchpoint Finance PLC (U.S. SOFR+0.39%)144A±	5.77	10-25-2023	95,000,000	95,000,000
Matchpoint Finance PLC (U.S. SOFR+0.42%)144A±	5.80	12-14-2023	45,000,000	45,000,000
Matchpoint Finance PLC (U.S. SOFR+0.45%)144A±	5.83	2-6-2024	100,000,000	100,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper (continued)
Mountcliff Funding LLC☼	5.42%	8-3-2023	$240,000,000	$239,869,222
Mountcliff Funding LLC☼	5.51	10-31-2023	100,000,000	98,626,152
Mountcliff Funding LLC☼	5.58	10-25-2023	30,000,000	29,610,417
Mountcliff Funding LLC (U.S. SOFR+0.20%)144A±	5.59	9-13-2023	80,000,000	80,000,000
Mountcliff Funding LLC☼	5.60	10-24-2023	9,000,000	8,884,080
Mountcliff Funding LLC (U.S. SOFR+0.28%)144A§±	5.67	9-13-2023	85,000,000	85,000,000
Nieuw Amsterdam Receivables Corp. BV☼	5.33	8-18-2023	70,000,000	69,826,128
Nieuw Amsterdam Receivables Corp. BV☼	5.35	8-2-2023	73,000,000	72,989,293
Nieuw Amsterdam Receivables Corp. BV☼	5.50	9-25-2023	90,000,000	89,254,750
Old Line Funding LLC☼	5.78	4-2-2024	45,000,000	43,254,375
Podium Funding Trust☼	5.63	11-28-2023	90,000,000	88,348,875
Podium Funding Trust☼	5.72	1-9-2024	50,000,000	48,738,833
Podium Funding Trust (U.S. SOFR+0.56%)±	5.94	3-25-2024	100,000,000	100,000,000
Ridgefield Funding Co. LLC (U.S. SOFR+0.38%)144A±	5.76	11-3-2023	85,000,000	85,000,000
Starbird Funding Corp. (U.S. SOFR+0.35%)144A±	5.73	9-25-2023	60,000,000	60,000,000
Starbird Funding Corp.☼	5.80	2-1-2024	75,000,000	75,000,000
Thunder Bay Funding LLC (U.S. SOFR+0.42%)144A±	5.81	10-19-2023	40,000,000	40,000,000
Versailles Commercial Paper LLC☼	5.34	8-7-2023	85,000,000	84,925,342
Versailles Commercial Paper LLC☼	5.55	11-3-2023	25,000,000	24,642,931
Versailles Commercial Paper LLC (U.S. SOFR+0.28%)144A§±	5.66	9-8-2023	80,000,000	80,000,000
Versailles Commercial Paper LLC☼	5.75	2-1-2024	100,000,000	97,102,000
Versailles Commercial Paper LLC (U.S. SOFR+0.40%)144A±	5.78	11-6-2023	90,000,000	90,000,000
Victory Receivables Corp.☼	5.42	11-1-2023	85,000,000	83,837,861
Victory Receivables Corp.☼	5.58	10-20-2023	30,000,000	29,633,333
Victory Receivables Corp.☼	5.65	1-16-2024	63,664,000	62,009,160
				8,868,681,717
Financial company commercial paper: 6.66%
ANZ New Zealand International Ltd. (U.S. SOFR+0.36%)144A±	5.74	11-2-2023	140,000,000	140,000,000
ASB Bank Ltd. (U.S. SOFR+0.18%)144A±	5.57	8-28-2023	80,000,000	80,000,000
Bank of Nova Scotia (U.S. SOFR+0.34%)144A±	5.72	11-13-2023	50,000,000	50,000,000
Federation des Caisses Desjardins du Quebec☼	5.07	8-14-2023	80,000,000	79,855,555
ING U.S. Funding LLC☼	5.42	9-11-2023	40,000,000	39,756,278
ING U.S. Funding LLC (U.S. SOFR+0.53%)144A±	5.92	4-1-2024	75,000,000	75,000,000
National Australia Bank Ltd. (U.S. SOFR+0.21%)144A±	5.59	11-27-2023	115,000,000	115,000,000
National Bank of Canada (U.S. SOFR+0.35%)144A±	5.73	10-20-2023	75,000,000	75,000,000
Royal Bank of Canada (U.S. SOFR+0.50%)144A±	5.88	10-5-2023	80,000,000	80,000,000
Skandinaviska Enskilda Banken AB (U.S. SOFR+0.38%)144A±	5.77	8-4-2023	115,000,000	115,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.37%)144A±	5.76	8-4-2023	150,000,000	150,000,000
Swedbank AB (U.S. SOFR+0.38%)±	5.76	8-10-2023	100,000,000	100,000,000
Toronto-Dominion Bank (U.S. SOFR+0.21%)144A±	5.60	12-6-2023	100,000,000	100,000,000
Toronto-Dominion Bank☼	6.02	9-7-2023	75,000,000	75,000,000
UBS AG (U.S. SOFR+0.49%)144A±	5.87	12-4-2023	125,000,000	125,000,000
Westpac Banking Corp. (U.S. SOFR+0.45%)144A±	5.83	10-4-2023	80,000,000	80,000,000
Westpac Securities NZ Ltd. (U.S. SOFR+0.47%)144A±	5.85	10-3-2023	70,000,000	70,000,000
Westpac Securities NZ Ltd. (U.S. SOFR+0.50%)144A±	5.88	11-1-2023	30,000,000	30,000,000
				1,579,611,833
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other commercial paper: 2.09%
Deaconess Hospital Obligated Group☼	5.32%	8-1-2023	$50,000,000	$50,000,000
Deaconess Hospital Obligated Group☼	5.56	10-11-2023	50,000,000	49,459,611
Duke University Health System, Inc.☼	5.37	8-1-2023	84,000,000	83,864,850
Duke University Health System, Inc.☼	5.39	9-7-2023	32,000,000	31,825,031
Mercy Health☼	5.32	8-2-2023	75,000,000	74,989,063
Mercy Health☼	5.37	8-9-2023	47,000,000	46,944,644
Mercy Health☼	5.50	8-23-2023	60,000,000	59,801,267
Ontario Teachers’ Finance Trust☼	5.50	12-6-2023	45,000,000	44,139,575
Toyota Credit de Puerto Rico Corp.☼	5.68	12-18-2023	55,000,000	53,810,778
				494,834,819
Total commercial paper (Cost $10,943,128,369)				10,943,128,369
Municipal obligations: 9.20%
Alaska: 0.27%
Variable rate demand notes ø: 0.27%
Alaska Housing Finance Corp. Series A (Housing revenue)	4.65	12-1-2044	63,000,000	63,000,000
California: 0.58%
Other municipal debt : 0.51%
State of California (GO revenue)	5.22	8-2-2023	30,000,000	30,000,000
State of California (GO revenue)	5.35	9-6-2023	40,000,000	40,000,000
State of California (GO revenue)	5.40	8-8-2023	33,550,000	33,550,000
State of California (GO revenue)	5.40	8-29-2023	17,515,000	17,515,000
				121,065,000
Variable rate demand notes ø: 0.07%
Tender Option Bond Trust Receipts/Certificates Series 2016- TXG002 (GO revenue, Bank of America NA LIQ)144A	5.45	8-1-2049	15,700,000	15,700,000
Colorado: 0.62%
Variable rate demand notes ø: 0.62%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	4.75	5-1-2052	95,030,000	95,030,000
Colorado HFA Series G-2 Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.70	11-1-2052	31,000,000	31,000,000
Colorado HFA Series I Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.70	11-1-2051	20,300,000	20,300,000
				146,330,000
Georgia: 0.61%
Variable rate demand notes ø: 0.61%
Macon-Bibb County Industrial Authority Kumho Tire Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	5.20	11-1-2029	50,000,000	50,000,000
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	4.65	9-1-2052	95,445,000	95,445,000
				145,445,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.15%
Other municipal debt : 0.15%
Idaho Housing & Finance Association (Education revenue)	5.38%	8-2-2023	$35,000,000	$35,000,000
Illinois: 0.33%
Variable rate demand notes ø: 0.33%
Illinois Housing Development Authority Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank NA SPA)	5.23	10-1-2046	36,000,000	36,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank NA LIQ)	5.33	10-1-2046	43,290,000	43,290,000
				79,290,000
Iowa: 0.17%
Variable rate demand notes ø: 0.17%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.45	3-1-2053	40,000,000	40,000,000
Maine: 0.19%
Variable rate demand notes ø: 0.19%
City of Portland (GO revenue, TD Bank NA LOC)	4.58	6-1-2026	45,035,000	45,035,000
Maryland: 0.10%
Variable rate demand notes ø: 0.10%
Maryland Community Development Administration Residential Revenue Series B (Housing revenue, TD Bank NA SPA)	4.88	9-1-2033	25,040,000	25,040,000
Massachusetts: 0.17%
Variable rate demand notes ø: 0.17%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	4.75	6-1-2052	39,945,000	39,945,000
Minnesota: 1.10%
Variable rate demand notes ø: 1.10%
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.70	7-1-2052	19,365,000	19,365,000
Minnesota Housing Finance Agency Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.59	7-1-2052	37,275,000	37,275,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.10	7-1-2052	35,000,000	35,000,000
Minnesota Housing Finance Agency Series I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB LIQ)	5.35	1-1-2050	25,000,000	25,000,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	4.70	7-1-2053	25,000,000	25,000,000
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank PLC LOC)144A	5.60	12-1-2030	6,790,000	6,790,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank PLC LOC, Barclays Bank PLC LIQ)144A	5.60	9-1-2030	113,055,000	113,055,000
				261,485,000
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.56%
Variable rate demand notes ø: 0.56%
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-1 (Health revenue)	5.33%	6-1-2053	$66,535,000	$66,535,000
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-2 (Health revenue)	5.34	6-1-2053	66,535,000	66,535,000
				133,070,000
New Hampshire: 0.47%
Variable rate demand notes ø: 0.47%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corp. Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.25	10-1-2028	60,000,000	60,000,000
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corp. Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.25	7-1-2029	24,400,000	24,400,000
New Hampshire Business Finance Authority Joon Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	5.50	7-1-2033	26,700,000	26,700,000
				111,100,000
New Jersey: 0.29%
Other municipal debt : 0.08%
Rutgers The State University of New Jersey (GO revenue)	5.45	9-21-2023	20,000,000	20,000,000
Variable rate demand notes ø: 0.21%
Jets Stadium Development LLC Series A-4B (Industrial development revenue)144A	5.72	4-1-2047	49,225,000	49,225,000
New York: 3.47%
Other municipal debt : 0.38%
Long Island Power Authority (Utilities revenue)	5.28	9-7-2023	50,000,000	49,992,292
Long Island Power Authority (Utilities revenue)	5.40	9-26-2023	40,000,000	39,996,070
				89,988,362
Variable rate demand notes ø: 3.09%
Mizuho Floater/Residual Trust Series 2022-MIZ9106TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.59	7-1-2057	26,925,000	26,925,000
Mizuho Floater/Residual Trust Series 2022-MIZ9107TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.59	2-1-2026	53,555,000	53,555,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.69	11-1-2031	32,500,000	32,500,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.22	6-4-2027	100,640,000	100,640,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.72	10-1-2027	55,145,000	55,145,000
Mizuho Floater/Residual Trust Series 2022-MIZ9114TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.63	11-1-2052	19,000,000	19,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
Mizuho Floater/Residual Trust Series 2022-MIZ9117TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.72%	11-1-2052	$96,207,869	$96,207,869
Mizuho Floater/Residual Trust Series 2023-MIZ9132TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.69	2-1-2058	33,650,000	33,650,000
New York State Housing Finance Agency Series B (Housing revenue, Landesbank Hessen-Thüringen LOC)	4.73	11-1-2050	45,250,000	45,250,000
New York State Housing Finance Agency Series I (Housing revenue, TD Bank NA SPA)	4.58	11-1-2055	42,775,000	42,775,000
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	3.68	5-1-2029	12,685,000	12,685,000
Taxable Municipal Funding Trust Series 2022-002 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	5.60	11-1-2041	15,000,000	15,000,000
Taxable Municipal Funding Trust Series 2023-006 (GO revenue, Barclays Bank plc LIQ)144A	5.60	10-1-2024	97,905,000	97,905,000
Taxable Municipal Funding Trust Series BTMFT (GO revenue, Barclays Bank PLC LOC)144A	5.60	5-15-2056	42,885,000	42,885,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)	5.10	11-15-2032	59,000,000	59,000,000
				733,122,869
Texas: 0.12%
Other municipal debt : 0.12%
Texas PFA (Housing revenue)	5.40	8-7-2023	29,600,000	29,600,000
Total municipal obligations (Cost $2,183,441,231)				2,183,441,231
Other instruments: 0.87%
American Association of Retired Persons, Inc. Series 2001§øø	4.75	5-1-2031	36,400,000	36,400,000
Bank of America N.A. øø	6.10	8-7-2023	65,000,000	65,000,000
Bank of America N.A. øø	5.74	10-25-2023	75,000,000	75,000,000
University of California øø	5.48	8-31-2023	30,000,000	29,865,000
Total other instruments (Cost $206,265,000)				206,265,000
Repurchase agreements^^: 22.34%
Bank of America NA, dated 7-31-2023, maturity value $248,236,541(01)	5.30	8-1-2023	248,200,000	248,200,000
Barclays Bank PLC, dated 7-31-2023, maturity value $350,051,528(02)	5.30	8-1-2023	350,000,000	350,000,000
BNP Paribas Securities Corp., dated 7-31-2023, maturity value $350,051,528(03)	5.30	8-1-2023	350,000,000	350,000,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
Federal Reserve Bank of New York, dated 7-31-2023, maturity value $4,000,588,889##(04)		5.30%	8-1-2023	$4,000,000,000	$4,000,000,000
MUFG Securities Canada Ltd., dated 7-31-2023, maturity value $350,051,528(05)		5.30	8-1-2023	350,000,000	350,000,000
Total repurchase agreements (Cost $5,298,200,000)					5,298,200,000
Total investments in securities (Cost $23,991,386,177)	101.15%				23,991,386,177
Other assets and liabilities, net	(1.15)				(273,152,967)
Total net assets	100.00%				$23,718,233,210

±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.50% to 4.50%, 12-1-2040 to 8-1-2051, fair value including accrued interest is $255,646,000.
(02) U.S. government securities, 1.88% to 5.50%, 4-12-2024 to 6-20-2053, fair value including accrued interest is $360,316,209.
(03) U.S. government securities, 0.00% to 7.00%, 8-15-2023 to 8-15-2063, fair value including accrued interest is $358,645,914.
(04) U.S. government securities, 1.50% to 2.50%, 8-15-2023 to 2-15-2030, fair value including accrued interest is $4,000,588,894.
(05) U.S. government securities, 0.13% to 6.54%, 3-8-2024 to 1-20-2072, fair value including accrued interest is $360,275,999.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
OBFR	Overnight Bank Funding Rate
PFA	Public Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Statement of assets and liabilities—July 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$18,693,186,177
Investments in repurchase agreements, at amortized cost	5,298,200,000
Cash	277,674
Receivable for Fund shares sold	155,851,300
Receivable for interest	46,727,410
Prepaid expenses and other assets	2,527,382
Total assets	24,196,769,943
Liabilities
Payable for investments purchased	232,311,409
Payable for when-issued transactions	125,000,000
Payable for Fund shares redeemed	118,302,389
Administration fees payable	1,599,242
Management fee payable	908,723
Dividends payable	260,544
Distribution fee payable	1,524
Accrued expenses and other liabilities	152,902
Total liabilities	478,536,733
Total net assets	$23,718,233,210
Net assets consist of
Paid-in capital	$23,719,033,385
Total distributable loss	(800,175)
Total net assets	$23,718,233,210
Computation of net asset value per share
Net assets–Class A	$452,978,147
Shares outstanding–Class A1	452,983,274
Net asset value per share–Class A	$1.00
Net assets–Class C	$2,384,272
Shares outstanding–Class C1	2,384,300
Net asset value per share–Class C	$1.00
Net assets–Premier Class	$23,251,581,570
Shares outstanding–Premier Class[1]	23,251,784,877
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$11,289,221
Shares outstanding–Service Class[1]	11,289,353
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Statement of operations—six months ended July 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$494,983,869
Expenses
Management fee	18,031,782
Administration fees
Class A	477,505
Class C	2,788
Premier Class	7,501,342
Service Class	6,945
Shareholder servicing fees
Class A	551,656
Class C	3,216
Service Class	14,470
Distribution fee
Class C	9,648
Custody and accounting fees	169,553
Professional fees	35,872
Registration fees	154,878
Shareholder report expenses	61,628
Trustees’ fees and expenses	8,133
Other fees and expenses	18,300
Total expenses	27,047,716
Less: Fee waivers and/or expense reimbursements
Fund-level	(5,994,406)
Premier Class	(7,501,342)
Net expenses	13,551,968
Net investment income	481,431,901
Net realized losses on investments	(1,361)
Net increase in net assets resulting from operations	$481,430,540
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2023 (unaudited)		Year ended January 31, 2023
Operations
Net investment income		$481,431,901		$188,088,709
Net realized gains (losses) on investments		(1,361)		1,320
Net increase in net assets resulting from operations		481,430,540		188,090,029
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,008,880)		(7,430,764)
Class C		(48,412)		(35,060)
Premier Class		(471,119,675)		(180,416,780)
Service Class		(267,918)		(192,224)
Total distributions to shareholders		(481,444,885)		(188,074,828)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	68,166,965	68,166,965	134,454,486	134,454,486
Class C	189,637	189,637	3,467,135	3,467,135
Premier Class	19,075,386,514	19,075,386,514	19,195,678,230	19,195,678,230
Service Class	2,093,858	2,093,858	1,913,173	1,913,173
		19,145,836,974		19,335,513,024
Reinvestment of distributions
Class A	9,923,652	9,923,652	7,357,498	7,357,498
Class C	47,071	47,071	34,971	34,971
Premier Class	469,786,306	469,786,306	179,735,448	179,735,448
Service Class	260,713	260,713	187,740	187,740
		480,017,742		187,315,657
Payment for shares redeemed
Class A	(63,305,597)	(63,305,597)	(138,534,614)	(138,534,614)
Class C	(864,502)	(864,502)	(2,450,253)	(2,450,253)
Premier Class	(11,200,008,205)	(11,200,008,205)	(6,900,239,877)	(6,900,239,877)
Service Class	(2,219,557)	(2,219,557)	(1,775,484)	(1,775,484)
		(11,266,397,861)		(7,043,000,228)
Net increase in net assets resulting from capital share transactions		8,359,456,855		12,479,828,453
Total increase in net assets		8,359,442,510		12,479,843,654
Net assets
Beginning of period		15,358,790,700		2,878,947,046
End of period		$23,718,233,210		$15,358,790,700
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.27%	1.73%	0.01%	0.27%	1.76%	1.61%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.69%	0.70%	0.68%	0.70%	0.76%
Net expenses	0.60%	0.52%*	0.15%*	0.40%*	0.60%	0.62%
Net investment income	4.54%	1.73%	0.01%	0.27%	1.74%	1.60%
Supplemental data
Net assets, end of period (000s omitted)	$452,978	$438,190	$434,892	$466,559	$475,180	$474,040

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%
Year ended January 31, 2021	0.18%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Payment from affiliate	0.00	0.00	0.00	0.00 [1]	0.00	0.00
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net realized gains	0.00	0.00	0.00	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.89%	1.19%	0.01%	0.08%[3]	1.00%	0.84%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.44%	1.45%	1.43%	1.45%	1.51%
Net expenses	1.35%	1.09%*	0.15%*	0.59%*	1.35%	1.37%
Net investment income	3.76%	1.27%	0.01%	0.07%	1.03%	0.87%
Supplemental data
Net assets, end of period (000s omitted)	$2,384	$3,012	$1,960	$2,855	$3,153	$8,229

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%
Year ended January 31, 2021	0.76%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on total return.
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Premier Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.01	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.01)	(0.02)	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.01)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.50%	2.13%	0.03%	0.54%	2.20%	2.03%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.29%	0.31%	0.29%	0.30%	0.33%
Net expenses	0.13%	0.13%*	0.13%*	0.13%*	0.15%	0.20%
Net investment income	5.02%	3.02%	0.03%	0.41%	1.99%	2.26%
Supplemental data
Net assets, end of period (000s omitted)	$23,251,582	$14,906,434	$2,431,267	$4,452,436	$2,183,582	$295,962

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%
Year ended January 31, 2021	0.07%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Service Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.32%	1.81%	0.01%	0.31%	1.86%	1.72%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.59%	0.59%	0.58%	0.60%	0.66%
Net expenses	0.50%	0.44%*	0.15%*	0.36%*	0.50%	0.50%
Net investment income	4.63%	1.80%	0.01%	0.31%	1.84%	1.71%
Supplemental data
Net assets, end of period (000s omitted)	$11,289	$11,154	$10,828	$11,963	$12,038	$11,884

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%
Year ended January 31, 2021	0.12%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Retail Money Market Funds | 25

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2023, the Fund had capital loss carryforwards which consisted of $550,581 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$5,360,351,577	$0	$5,360,351,577
Commercial paper	0	10,943,128,369	0	10,943,128,369
Municipal obligations	0	2,183,441,231	0	2,183,441,231
Other instruments	0	206,265,000	0	206,265,000
Repurchase agreements	0	5,298,200,000	0	5,298,200,000
Total assets	$0	$23,991,386,177	$0	$23,991,386,177
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2023, the Portfolio did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
26 | Retail Money Market Funds

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Next $15 billion	0.180
Over $25 billion	0.170
Prior to June 1, 2023, Allspring Funds Management received a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.20%
Next $5 billion	0.19
Over $10 billion	0.18
For the six months ended July 31, 2023, the management fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Premier Class	0.08
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.22% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024 (May 31, 2025 for Class A and C) to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Class C	1.33
Premier Class	0.20
Service Class	0.50
Prior to June 30, 2023, the Fund’s expenses were capped at 0.60% for Class A shares and 1.35% for Class C shares.
Retail Money Market Funds | 27

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares.  No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class  are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended July 31, 2023.
5.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
28 | Retail Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

30 | Retail Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Retail Money Market Funds | 31

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32 | Retail Money Market Funds

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Money Market Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Retail Money Market Funds | 33

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans and their approaches to data privacy and cybersecurity. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data.  Broadridge is an independent provider of investment company data.  The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.  The Board noted that the investment performance of the Fund (Class A) was higher than or in range of the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of Class A and Service Class of the Fund were higher than the median net operating expense ratios of their respective expense Groups, and that the net operating expense ratio of Premier Class was in range of the median net operating expense ratios of its expense Group. The Board noted Allspring Funds Management had agreed to reduce the net operating expense caps for the Fund’s Class A and Class C shares. The Board further noted Allspring Funds Management’s explanation that the expense Group data was broadly depressed by voluntary fee waivers to support net yield floors in 2022, which impacted the median net operating expense ratios of the expense Groups.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for Service Class and Premier Class, but higher than the sum of these average rates for the Fund’s expense Group for Class A. The Board noted that Allspring Funds Management had agreed to add an additional breakpoint to the Fund’s management fee schedule.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

34 | Retail Money Market Funds

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board noted that Allspring Funds Management had agreed to add an additional breakpoint to the Fund’s management fee schedule.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisor
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Retail Money Market Funds | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-08092023-eky6fu3a 09-23
SAR0478 07-23

Institutional Money Market Funds
Allspring Municipal Cash Management Money Market Fund
Semi-Annual Report
July 31, 2023

The views expressed and any forward-looking statements are as of July 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Institutional Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.37% while the MSCI EM Index (Net) (USD)3 returned 3.26%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 lost 1.31%, the Bloomberg Municipal Bond Index6 gained 0.20%, and the ICE BofA U.S. High Yield Index7 returned 2.93%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period with a decline in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Institutional Money Market Funds

Letter to shareholders (unaudited)
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Institutional Money Market Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Institutional Money Market Funds

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA

Average annual total returns (%) as of July 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Administrator Class (WUCXX)	7-9-2010	2.66	1.04	0.69	0.43	0.30
Institutional Class (EMMXX)	11-20-1996	2.75	1.10	0.74	0.31	0.20
Service Class (EISXX)	11-25-1996	2.49	0.96	0.62	0.60	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds:  You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.30% for Administrator Class, 0.20% for Institutional Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

Yield summary (%) as of July 31, 2023
	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	3.87	3.97	3.71
7-day compound yield	3.94	4.05	3.78
30-day simple yield	3.24	3.34	3.08
30-day compound yield	3.29	3.39	3.13

[1]
The manager has contractually committed through May 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 3.69%, 3.81% and 3.52% for Administrator Class, Institutional Class and Service Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Institutional Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2023[1]
5 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2023[1]
5 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2023 to July 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2023	Ending account value 7-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,000.00	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Institutional Class
Actual	$1,000.00	$1,016.40	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,015.10	$2.25	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Institutional Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 3.50%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (20 shares) 4.43%144Aø	$2,000,000	$2,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (40 shares) 4.08%144Aø	4,000,000	4,000,000
Total closed-end fund obligations (Cost $6,000,000)		6,000,000

	Interest rate	Maturity date
Municipal obligations: 92.33%
Alaska: 3.80%
Variable rate demand notes ø: 3.80%
Alaska Housing Finance Corp. Series A AMT (Housing revenue, FHLB SPA)	3.20%	6-1-2032	6,525,000	6,525,000
Arizona: 2.19%
Variable rate demand notes ø: 2.19%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Resource recovery revenue, Farm Credit Services Southwest LOC)	4.02	8-1-2026	2,500,000	2,500,000
Pinal County IDA Feenstra Investments LLC (Resource recovery revenue, Farm Credit Services Southwest LOC)	4.07	8-1-2027	1,250,000	1,250,000
				3,750,000
Arkansas: 3.38%
Variable rate demand notes ø: 3.38%
City of Lowell (Industrial development revenue, JPMorgan Chase Bank NA LOC)	4.52	6-1-2031	5,800,000	5,800,000
California: 0.59%
Variable rate demand notes ø: 0.59%
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7002 (Miscellaneous revenue, UBS AG LIQ)144A	3.62	1-20-2053	1,005,500	1,005,500
Florida: 16.24%
Variable rate demand notes ø: 16.24%
Brevard County HFA Wickham Club Partner Ltd. Series A (Housing revenue, FNMA LIQ)	4.03	8-15-2037	4,795,000	4,795,000
County of St. Lucie Florida Power & Light Co. (Industrial development revenue)	4.65	9-1-2028	5,000,000	5,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series A (Health revenue)	3.98	11-15-2037	5,330,000	5,330,000
Hillsborough County IDA BayCare Obligated Group Series D (Health revenue, TD Bank NA LOC)	3.05	11-15-2042	4,300,000	4,300,000
Tender Option Bond Trust Receipts/Certificates Series 2017-XF0577 (Airport revenue, JPMorgan Chase Bank NA LIQ)144A	3.14	10-1-2025	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0443 (Airport revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.05	4-1-2038	3,450,000	3,450,000
				27,875,000
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.58%
Variable rate demand notes ø: 0.58%
Idaho HFA Trinity Health Corp. Obligated Group Series ID (Health revenue)	3.25%	12-1-2048	$1,000,000	$999,958
Illinois: 3.76%
Variable rate demand notes ø: 3.76%
County of Peoria Caterpillar, Inc. (Industrial development revenue)	6.15	2-1-2030	4,300,000	4,300,000
Illinois Development Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	3.90	8-1-2026	2,152,000	2,152,000
				6,452,000
Indiana: 1.00%
Variable rate demand notes ø: 1.00%
City of Jeffersonville Metals USA, Inc. (Industrial development revenue, Bank of America NA LOC)	4.25	12-1-2027	1,710,000	1,710,000
Iowa: 1.21%
Variable rate demand notes ø: 1.21%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Industrial development revenue, Farm Credit Services America LOC)	4.00	11-1-2035	2,075,000	2,075,000
Kentucky: 2.91%
Variable rate demand notes ø: 2.91%
Louisville Regional Airport Authority United Parcel Service, Inc. Series B (Industrial development revenue)	3.15	1-1-2029	5,000,000	5,000,000
Louisiana: 5.24%
Variable rate demand notes ø: 5.24%
Louisiana Local Government Environmental Facilities & CDA Honeywell International, Inc. (Industrial development revenue)	6.14	12-1-2036	4,000,000	4,000,000
State of Louisiana Gasoline & Fuels Tax Revenue Series A-1 (Tax revenue, Toronto-Dominion Bank LOC)	3.60	5-1-2043	5,000,000	5,000,000
				9,000,000
Maryland: 0.58%
Other municipal debt : 0.58%
County of Montgomery (Health revenue)	3.30	8-15-2023	1,000,000	999,635
Michigan: 0.58%
Variable rate demand notes ø: 0.58%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series MI-1 (Health revenue)	3.28	12-1-2034	1,000,000	999,993
Minnesota: 2.25%
Variable rate demand notes ø: 2.25%
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	4.07	8-15-2038	660,000	660,000
The accompanying notes are an integral part of these financial statements.
10 | Institutional Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
City of Plymouth Lancaster Village Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	4.06%	9-15-2031	$1,200,000	$1,200,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XF3050 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.38	2-1-2039	2,000,000	2,000,000
				3,860,000
Mississippi: 2.33%
Variable rate demand notes ø: 2.33%
Mississippi Business Finance Corp. Chevron USA, Inc. Series L (Industrial development revenue)	3.05	11-1-2035	4,000,000	4,000,000
Nebraska: 2.76%
Variable rate demand notes ø: 2.76%
Nebraska Investment Finance Authority Series F AMT (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.45	3-1-2038	4,745,000	4,745,000
New Jersey: 2.91%
Variable rate demand notes ø: 2.91%
Rutgers The State University of New Jersey Series G (Education revenue, TD Bank NA SPA)	3.55	5-1-2039	5,000,000	5,000,000
New York: 16.78%
Variable rate demand notes ø: 16.78%
New York City Housing Development Corp. 55th Clinton Associates LLC Series A (Housing revenue, FNMA LOC)	4.05	6-15-2034	5,000,000	5,000,000
New York City Housing Development Corp. La Fontaine Owners LLC Series A (Housing revenue, Citibank NA LOC)	3.88	6-1-2037	200,000	200,000
New York City Municipal Water Finance Authority New York City Water & Sewer System Series BB-2 (Water & sewer revenue, State Street B&T Co. SPA)	3.55	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority New York City Water & Sewer System Series BB-4 (Water & sewer revenue, Barclays Bank plc SPA)	4.48	6-15-2050	3,000,000	3,000,000
New York City Municipal Water Finance Authority New York City Water & Sewer System Series F-2 (Water & sewer revenue, Citibank NA LOC)	4.50	6-15-2035	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B3 (Tax revenue, Barclays Bank plc SPA)	4.48	11-1-2042	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust Series G-120 (Airport revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.04	10-1-2029	3,600,000	3,600,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7000 (Miscellaneous revenue, UBS AG LIQ)144A	4.38	12-28-2052	6,000,000	6,000,000
				28,800,000
North Carolina: 1.28%
Variable rate demand notes ø: 1.28%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (Health revenue, JPMorgan Chase Bank NA SPA)	3.45	1-15-2048	2,200,000	2,200,000
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 11

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 3.35%
Variable rate demand notes ø: 3.35%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group Series B1 (Health revenue, Ohio State Treasurer SPA)	4.00%	1-1-2039	$5,000,000	$5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021-XF2927 (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.38	12-15-2040	750,000	750,000
				5,750,000
Pennsylvania: 0.59%
Other municipal debt : 0.44%
City of Philadelphia Water & Wastewater Revenue (Water & sewer revenue)	3.35	8-15-2023	760,000	759,751
Variable rate demand notes ø: 0.15%
Mizuho Floater/Residual Trust Series 2020-MIZ9051 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.48	11-1-2034	255,157	255,157
Texas: 12.50%
Other municipal debt : 1.17%
City of Houston (Water & sewer revenue)	3.30	8-7-2023	2,000,000	1,999,800
Variable rate demand notes ø: 11.33%
Dallam County Industrial Development Corp. Dalhart Jersey Ranch, Inc. (Resource recovery revenue, Fresno Madera Federal Land Bank LOC)	4.00	8-1-2039	450,000	450,000
Port of Corpus Christi Authority of Nueces County Flint Hills Resources LP Series A (Resource recovery revenue)144A	3.60	7-1-2029	6,000,000	6,000,000
Port of Port Arthur Navigation District TotalEnergies Petrochemicals & Refining USA, Inc. Series C (Industrial development revenue)	3.40	4-1-2027	3,000,000	3,000,000
State of Texas (GO revenue, Sumitomo Mitsui Banking Corporation SPA)	4.05	12-1-2047	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Education revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	3.96	6-15-2056	6,000,000	6,000,000
				19,450,000
Virginia: 1.01%
Variable rate demand notes ø: 1.01%
FHLMC Multifamily Variable Rate Certificates Series M031 Class A (Housing revenue, FHLMC LIQ)144A	4.01	12-15-2045	1,730,000	1,730,000
Washington: 1.75%
Variable rate demand notes ø: 1.75%
Port of Seattle AMT (Airport revenue, Bank of America NA LOC)	4.05	7-1-2033	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
12 | Institutional Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Wisconsin: 2.76%
Variable rate demand notes ø: 2.76%
Tender Option Bond Trust Receipts/Certificates Series 2021-XF2931 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		4.38%	12-15-2040	$735,000	$735,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (Health revenue, BMO Harris Bank NA SPA)		3.02	4-1-2048	4,000,000	4,000,000
					4,735,000
Total municipal obligations (Cost $158,477,639)					158,476,794
Repurchase agreements ^^: 4.25%
Citigroup Global Markets Holdings, Inc., dated 7-31-2023, maturity value $7,301,075		5.30	8-1-2023	7,300,000	7,300,000
Total repurchase agreements (Cost $7,300,000)					7,300,000
Total investments in securities (Cost $171,777,639)	100.08%				171,776,794
Other assets and liabilities, net	(0.08)				(135,354)
Total net assets	100.00%				$171,641,440

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by U.S. government securities, 2.00% to 3.25%, 2-15-2025 to 6-30-2027, fair value including accrued interest is $7,446,003.

Abbreviations:
AMT	Alternative minimum tax
CDA	Community Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 13

Statement of assets and liabilities—July 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $171,777,639)	$171,776,794
Cash	279,493
Receivable for interest	607,974
Prepaid expenses and other assets	47,096
Total assets	172,711,357
Liabilities
Payable for investments purchased	1,000,000
Administration fees payable	13,811
Payable for Fund shares redeemed	13,267
Dividends payable	12,054
Management fee payable	639
Accrued expenses and other liabilities	30,146
Total liabilities	1,069,917
Total net assets	$171,641,440
Net assets consist of
Paid-in capital	$171,715,646
Total distributable loss	(74,206)
Total net assets	$171,641,440
Computation of net asset value per share
Net assets–Administrator Class	$1,380,308
Shares outstanding–Administrator Class[1]	1,379,920
Net asset value per share–Administrator Class	$1.0003
Net assets–Institutional Class	$155,979,000
Shares outstanding–Institutional Class[1]	155,946,455
Net asset value per share–Institutional Class	$1.0002
Net assets–Service Class	$14,282,132
Shares outstanding–Service Class[1]	14,260,553
Net asset value per share–Service Class	$1.0015
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Institutional Money Market Funds

Statement of operations—six months ended July 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$3,632,509
Expenses
Management fee	156,605
Administration fees
Administrator Class	678
Institutional Class	77,598
Service Class	8,073
Shareholder servicing fees
Administrator Class	678
Service Class	16,808
Custody and accounting fees	21,603
Professional fees	37,245
Registration fees	24,459
Shareholder report expenses	1,997
Trustees’ fees and expenses	7,560
Other fees and expenses	11,435
Total expenses	364,739
Less: Fee waivers and/or expense reimbursements
Fund-level	(135,370)
Administrator Class	(159)
Service Class	(2,907)
Net expenses	226,303
Net investment income	3,406,206
Realized and unrealized gains (losses) on investments
Net realized gains on investments	3,403
Net change in unrealized gains (losses) on investments	(5,088)
Net realized and unrealized gains (losses) on investments	(1,685)
Net increase in net assets resulting from operations	$3,404,521
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2023 (unaudited)		Year ended January 31, 2023
Operations
Net investment income		$3,406,206		$3,249,145
Net realized gains on investments		3,403		0
Net change in unrealized gains (losses) on investments		(5,088)		10,792
Net increase in net assets resulting from operations		3,404,521		3,259,937
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(21,595)		(23,437)
Institutional Class		(3,198,753)		(3,153,567)
Service Class		(204,113)		(159,362)
Total distributions to shareholders		(3,424,461)		(3,336,366)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	0	0	57,872	57,907
Institutional Class	2,190,676,971	2,191,114,508	5,679,102,322	5,682,016,118
Service Class	3,963,979	3,969,925	5,805,196	5,815,382
		2,195,084,433		5,687,889,407
Reinvestment of distributions
Administrator Class	21,590	21,595	23,426	23,437
Institutional Class	3,187,029	3,187,611	3,150,214	3,151,680
Service Class	146,554	146,774	111,313	111,507
		3,355,980		3,286,624
Payment for shares redeemed
Administrator Class	0	0	(3,997,602)	(4,000,000)
Institutional Class	(2,260,340,937)	(2,260,790,471)	(5,784,463,945)	(5,787,421,540)
Service Class	(3,539,909)	(3,545,219)	(8,889,577)	(8,905,942)
		(2,264,335,690)		(5,800,327,482)
Net decrease in net assets resulting from capital share transactions		(65,895,277)		(109,151,451)
Total decrease in net assets		(65,915,217)		(109,227,880)
Net assets
Beginning of period		237,556,657		346,784,537
End of period		$171,641,440		$237,556,657
The accompanying notes are an integral part of these financial statements.
16 | Institutional Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0003	$1.0006	$1.0004	$1.0004	$1.0003	$1.0010
Net investment income	0.0158	0.0120	0.0003	0.0033	0.0124	0.0125
Net realized gains (losses) on investments	0.0000 [1]	0.0003	0.0001	0.0001	0.0005	(0.0001)
Total from investment operations	0.0158	0.0123	0.0004	0.0034	0.0129	0.0124
Distributions to shareholders from
Net investment income	(0.0158)	(0.0122)	(0.0001)	(0.0034)	(0.0125)	(0.0124)
Net realized gains	0.0000	(0.0004)	(0.0001)	(0.0000)[1]	(0.0003)	(0.0007)
Total distributions to shareholders	(0.0158)	(0.0126)	(0.0002)	(0.0034)	(0.0128)	(0.0131)
Net asset value, end of period	$1.0003	$1.0003	$1.0006	$1.0004	$1.0004	$1.0003
Total return[2]	1.59%	1.24%	0.04%	0.34%	1.29%	1.25%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.43%	0.42%	0.45%	0.43%	0.44%
Net expenses	0.30%	0.27%*	0.08%*	0.23%*	0.30%	0.30%
Net investment income	3.17%	0.84%	0.01%	0.46%	1.28%	1.25%
Supplemental data
Net assets, end of period (000s omitted)	$1,380	$1,359	$5,278	$1,277	$2,238	$6,313

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.22%
Year ended January 31, 2021	0.06%

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0003	$1.0005	$1.0003	$1.0004	$1.0004	$1.0011
Net investment income	0.0163	0.0129	0.0001	0.0040	0.0137	0.0133 [1]
Net realized gains (losses) on investments	(0.0001)	0.0004	0.0003	(0.0003)	0.0001	0.0001
Total from investment operations	0.0162	0.0133	0.0004	0.0037	0.0138	0.0134
Distributions to shareholders from
Net investment income	(0.0163)	(0.0131)	(0.0001)	(0.0038)	(0.0135)	(0.0134)
Net realized gains	0.0000	(0.0004)	(0.0001)	(0.0000)[2]	(0.0003)	(0.0007)
Total distributions to shareholders	(0.0163)	(0.0135)	(0.0002)	(0.0038)	(0.0138)	(0.0141)
Net asset value, end of period	$1.0002	$1.0003	$1.0005	$1.0003	$1.0004	$1.0004
Total return[3]	1.64%	1.32%	0.04%	0.38%	1.38%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.31%	0.29%	0.32%	0.31%	0.31%
Net expenses	0.20%	0.20%	0.08%*	0.18%*	0.20%	0.20%
Net investment income	3.28%	1.16%	0.01%	0.41%	1.34%	1.32%
Supplemental data
Net assets, end of period (000s omitted)	$155,979	$222,486	$324,813	$363,006	$224,247	$166,024

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2022	0.12%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Service Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0016	$1.0019	$1.0016	$1.0003	$1.0004	$1.0010
Net investment income	0.0150	0.0117	0.0004	0.0024	0.0110 [1]	0.0109 [1]
Payment from affiliate	0.0000	0.0000	0.0000	0.0013	0.0000	0.0000
Net realized gains (losses) on investments	(0.0001)	(0.0007)	0.0001	0.0006	0.0002	0.0001
Total from investment operations	0.0149	0.0110	0.0005	0.0043	0.0112	0.0110
Distributions to shareholders from
Net investment income	(0.0150)	(0.0109)	(0.0001)	(0.0030)	(0.0110)	(0.0109)
Net realized gains	0.0000	(0.0004)	(0.0001)	(0.0000)[2]	(0.0003)	(0.0007)
Total distributions to shareholders	(0.0150)	(0.0113)	(0.0002)	(0.0030)	(0.0113)	(0.0116)
Net asset value, end of period	$1.0015	$1.0016	$1.0019	$1.0016	$1.0003	$1.0004
Total return[3]	1.51%	1.09%	0.05%	0.44%[4]	1.12%	1.11%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.59%	0.62%	0.60%	0.61%
Net expenses	0.45%	0.41%*	0.09%*	0.26%*	0.45%	0.45%
Net investment income	3.02%	1.03%	0.01%	0.27%	1.09%	1.09%
Supplemental data
Net assets, end of period (000s omitted)	$14,282	$13,712	$16,694	$18,472	$15,255	$19,001

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.04%
Year ended January 31, 2022	0.36%
Year ended January 31, 2021	0.19%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.13% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
 2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually.  Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles.  Dividend sources are estimated at the time of declaration.  The tax character of distributions is determined as of the Fund’s fiscal year end.  Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
20 | Institutional Money Market Funds

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2023, the aggregate cost of all investments for federal income tax purposes was $171,777,639 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$0
Gross unrealized losses	(845)
Net unrealized losses	$(845)
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$6,000,000	$0	$6,000,000
Municipal obligations	0	158,476,794	0	158,476,794
Repurchase agreements	0	7,300,000	0	7,300,000
Total assets	$0	$171,776,794	$0	$171,776,794
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2023, the Portfolio did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Institutional Money Market Funds | 21

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2023, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Administrator Class	0.30%
Institutional Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate up to 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $166,255,000, $295,003,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2023.
5.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
22 | Institutional Money Market Funds

Notes to financial statements (unaudited)
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Institutional Money Market Funds | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

24 | Institutional Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Institutional Money Market Funds | 25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26 | Institutional Money Market Funds

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Institutional Money Market Funds | 27

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Institutional Money Market Funds

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and the Fund’s derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for each share class. The Board received information concerning, and discussed factors contributing to, the higher than average fees for the Fund relative to the peer group. The Board took note of the explanations for the relatively higher fees, including that voluntary fee waivers enacted by money fund sponsors to support net yield floors have resulted in significantly lower peer group medians.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Institutional Money Market Funds | 29

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Institutional Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-08092023-g311vdnw 09-23
SAR3725 07-23

Retail Money Market Funds
Allspring National Tax-Free Money Market Fund
Semi-Annual Report
July 31, 2023

The views expressed and any forward-looking statements are as of July 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Retail Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring National Tax-Free Money Market Fund for the six-month period that ended July 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.37% while the MSCI EM Index (Net) (USD)3 returned 3.26%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 lost 1.31%, the Bloomberg Municipal Bond Index6 gained 0.20%, and the ICE BofA U.S. High Yield Index7 returned 2.93%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period with a decline in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Retail Money Market Funds

Letter to shareholders (unaudited)
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Retail Money Market Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Retail Money Market Funds

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA

Average annual total returns (%) as of July 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (NWMXX)	7-28-2003	2.30	0.82	0.50	0.70	0.58
Administrator Class (WNTXX)	4-8-2005	2.60	1.01	0.66	0.38	0.30
Premier Class (WFNXX)	11-8-1999	2.69	1.07	0.72	0.26	0.20
Service Class (MMIXX)	8-3-1993	2.49	0.92	0.58	0.55	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For retail money market funds:  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A ), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class and 0.45% for Service Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2023
	Class A	Administrator Class	Premier Class	Service Class
7-day current yield[1]	3.33	3.61	3.71	3.49
7-day compound yield	3.39	3.68	3.78	3.55
30-day simple yield	2.85	3.13	3.23	3.06
30-day compound yield	2.89	3.18	3.28	3.10

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 3.29%, 3.54%, 3.66% and 3.42% for Class A, Administrator Class, Premier Class and
Service Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Retail Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2023[1]
11 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2023[1]
13 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2023 to July 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2023	Ending account value 7-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,013.80	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Administrator Class
Actual	$1,000.00	$1,000.00	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Premier Class
Actual	$1,000.00	$1,015.80	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,015.00	$1.80	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81	0.36%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.20%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 4.04%144Aø	$10,000,000	$10,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (50 shares) 4.43%144Aø	5,000,000	5,000,000
Total closed-end fund obligations (Cost $15,000,000)		15,000,000

	Interest rate	Maturity date
Municipal obligations: 97.06%
Alabama: 0.36%
Variable rate demand notes ø: 0.36%
Tender Option Bond Trust Receipts/Certificates Series 2018- XL0098 (Utilities revenue, Royal Bank of Canada LIQ)144A	3.46%	9-1-2023	4,500,000	4,500,000
Arizona: 4.42%
Variable rate demand notes ø: 4.42%
Arizona HFA Banner Health Obligated Group Series C BAN (Health revenue, Bank of America NA LOC)	4.45	1-1-2046	18,000,000	18,000,000
Mizuho Floater/Residual Trust Series 2023-MIZ9140 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.77	4-1-2037	6,855,000	6,855,000
Tender Option Bond Trust Receipts/Certificates Series 2015- XF0135 (Miscellaneous revenue, JPMorgan Chase Bank NA LIQ)144A	4.01	7-1-2024	7,350,000	7,350,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.02	12-1-2037	3,215,000	3,215,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2862 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.86	12-15-2047	19,880,000	19,880,000
				55,300,000
California: 8.33%
Other municipal debt : 0.24%
State of California (GO revenue)	3.57	8-29-2023	3,000,000	3,000,000
Variable rate demand notes ø: 8.09%
California Statewide Communities Development Authority Uptown Newport Building Owner LP Series BB (Housing revenue, East West Bank LOC)	4.09	3-1-2057	24,500,000	24,500,000
Los Angeles Department of Water & Power System Revenue Series A-4 (Utilities revenue, Bank of America NA SPA)	3.41	7-1-2035	10,050,000	10,050,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XF2830 (GO revenue, Mizuho Capital Markets LLC LIQ)144A	4.39	10-1-2034	3,415,000	3,415,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XX1258 (Education revenue, Barclays Bank plc LIQ)144A	4.00	5-15-2048	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (Tax revenue, BAM Insured, Royal Bank of Canada LIQ)144A	4.04	9-1-2049	7,500,000	7,500,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7002 (Miscellaneous revenue, UBS AG LIQ)144A	3.62%	1-20-2053	$23,998,500	$23,998,500
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7011 (Miscellaneous revenue, UBS AG LIQ)144A	3.11	5-31-2053	7,659,000	7,659,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7014 (Miscellaneous revenue, UBS AG LIQ)144A	4.18	7-7-2053	12,227,000	12,227,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7015 (Miscellaneous revenue, UBS AG LIQ)144A	3.11	7-11-2053	10,000,000	10,000,000
				101,349,500
Colorado: 0.45%
Variable rate demand notes ø: 0.45%
Colorado HFA Series XF2195 (Health revenue, Morgan Stanley Bank LIQ)144A	4.12	10-1-2037	500,000	500,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.02	11-1-2052	3,100,000	3,100,000
University of Colorado Hospital Authority University of Colorado Health Obligated Group Series C (Health revenue, TD Bank NA SPA)	4.00	11-15-2039	2,000,000	2,000,000
				5,600,000
Connecticut: 0.02%
Variable rate demand notes ø: 0.02%
Connecticut HFA Series A-3 (Housing revenue, Bank of America NA SPA)	3.80	5-15-2048	300,000	299,977
Delaware: 0.01%
Variable rate demand notes ø: 0.01%
University of Delaware (Education revenue, TD Bank NA SPA)	4.53	11-1-2035	100,000	100,000
District of Columbia: 0.78%
Variable rate demand notes ø: 0.78%
District of Columbia MedStar Health Obligated Group Series A (Health revenue, TD Bank NA LOC)	4.00	8-15-2038	4,865,000	4,865,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2784 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	4.01	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2785 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	4.01	9-1-2039	2,070,000	2,070,000
				9,735,000
Florida: 8.32%
Variable rate demand notes ø: 8.32%
City of Jacksonville Baptist Health System Obligated Group Series E (Health revenue)	3.98	8-1-2036	22,115,000	22,115,000
City of Tampa BayCare Obligated Group Series B (Health revenue)	3.10	11-15-2033	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
County of St. Lucie Florida Power & Light Co. (Industrial development revenue)	8.50%	9-1-2028	$1,685,000	$1,685,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series A (Health revenue)	3.75	11-15-2037	16,985,000	16,985,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-2 (Health revenue)	3.96	11-15-2032	600,000	600,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5 (Health revenue)	3.98	11-15-2035	6,165,000	6,165,000
Hillsborough County IDA BayCare Obligated Group Series C (Health revenue, TD Bank NA LOC)	4.00	11-1-2038	1,500,000	1,500,000
Orange County Health Facilities Authority Nemours Foundation Series B (Health revenue, Northern Trust Company LOC)	3.90	1-1-2039	4,945,000	4,945,000
Orange County Health Facilities Authority Nemours Foundation Series C1 (Health revenue, TD Bank NA LOC)	3.90	1-1-2039	7,605,000	7,605,000
Residual Interest Bond Floater Trust Various States Series 2023-003 (Miscellaneous revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.33	10-1-2054	16,930,000	16,930,000
Tender Option Bond Trust Receipts/Certificates Series 2016- ZF0444 (Tax revenue, NPFGC Insured, JPMorgan Chase Bank NA LIQ)144A	4.08	4-1-2027	5,250,000	5,250,000
Tender Option Bond Trust Receipts/Certificates Series 2017- YX1073 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	4.01	7-1-2037	2,410,000	2,410,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2902 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.38	1-1-2046	2,230,000	2,230,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XM0868 (Health revenue, JPMorgan Chase Bank NA LIQ)144A	4.18	2-15-2026	3,225,000	3,225,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0485 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.01	12-1-2047	2,595,000	2,595,000
				104,240,000
Georgia: 1.50%
Variable rate demand notes ø: 1.50%
County of DeKalb Water & Sewerage Revenue Series 2016-XF2254 (Water & sewer revenue, AGM Insured, JPMorgan Chase Bank NA LIQ)144A	4.05	10-1-2025	2,500,000	2,500,000
Roswell Housing Authority (Housing revenue, Northern Trust Company LOC)	4.08	9-1-2027	13,600,000	13,600,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0489 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.02	9-1-2028	2,705,000	2,705,000
				18,805,000
Idaho: 0.88%
Variable rate demand notes ø: 0.88%
Idaho HFA Trinity Health Corp. Obligated Group Series ID (Health revenue)	3.25	12-1-2048	11,000,000	11,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 3.69%
Variable rate demand notes ø: 3.69%
County of Lake Whispering Oaks Associates LP (Housing revenue, FHLMC LIQ)	3.86%	11-1-2045	$250,000	$249,977
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank NA LOC)	3.98	3-1-2032	4,300,000	4,300,000
Illinois Finance Authority NorthShore - Edward-Elmhurst Health Obligated Group Series B (Health revenue, JPMorgan Chase Bank NA SPA)	3.72	8-15-2049	500,000	500,000
Illinois Finance Authority NorthShore - Edward-Elmhurst Health Obligated Group Series C (Health revenue, JPMorgan Chase Bank NA SPA)	4.55	8-15-2049	16,005,000	16,005,000
Illinois Finance Authority NorthShore - Edward-Elmhurst Health Obligated Group Series F (Health revenue, JPMorgan Chase Bank NA SPA)	4.10	8-15-2057	3,705,000	3,705,000
Illinois Housing Development Authority Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of Montreal SPA)	4.06	4-1-2045	11,500,000	11,500,000
Quad Cities Regional EDA Augustana College Series A (Education revenue, BMO Harris Bank NA LOC)	3.98	10-1-2035	4,400,000	4,400,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.01	1-1-2043	2,750,000	2,750,000
Village of Brookfield Chicago Zoological Society (Miscellaneous revenue, Northern Trust Company LOC)	3.90	6-1-2038	2,845,000	2,845,000
				46,254,977
Indiana: 0.61%
Variable rate demand notes ø: 0.61%
Indiana Finance Authority Duke Energy Indiana LLC (Industrial development revenue, Mizuho Bank Limited LOC)	4.08	12-1-2039	250,000	249,977
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Industrial development revenue, Sumitomo Mitsui Banking Corp. LOC)	4.30	12-1-2039	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.06	9-1-2057	4,405,000	4,405,000
				7,654,977
Iowa: 0.08%
Variable rate demand notes ø: 0.08%
Iowa Finance Authority Health System Obligated Group Series F (Health revenue, JPMorgan Chase Bank NA LOC)	4.45	7-1-2041	1,000,000	1,000,000
Louisiana: 1.30%
Variable rate demand notes ø: 1.30%
East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Corp. (Industrial development revenue)	4.50	12-1-2051	228,000	227,979
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Corp. Series A (Industrial development revenue)	3.50%	8-1-2035	$10,000,000	$10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1556 (Tax revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.01	7-1-2031	5,995,000	5,995,000
				16,222,979
Maryland: 0.40%
Other municipal debt : 0.40%
County of Montgomery (Health revenue)	3.30	8-15-2023	5,000,000	5,000,000
Massachusetts: 1.00%
Variable rate demand notes ø: 1.00%
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2692 (Education revenue, Citibank NA LIQ)144A	4.48	7-1-2025	4,190,000	4,190,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0339 (GO revenue, Morgan Stanley Bank LIQ)144A	4.01	10-1-2047	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6005 (Housing revenue, Bank of America NA LOC, Bank of America NA LIQ)144A	4.13	12-1-2037	4,280,000	4,280,000
				12,470,000
Michigan: 5.23%
Other municipal debt : 2.14%
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.05	8-2-2023	26,870,000	26,870,000
Variable rate demand notes ø: 3.09%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series MI-1 (Health revenue)	3.28	12-1-2034	14,000,000	14,000,000
Michigan State Housing Development Authority Series D (Housing revenue, TD Bank NA SPA)	4.00	6-1-2030	3,570,000	3,570,000
Residual Interest Bond Floater Trust Various States Series 2022-047 (Housing revenue, Barclays Bank plc LIQ)144A	3.83	12-1-2045	12,500,000	12,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.41	7-1-2025	8,606,000	8,606,000
				38,676,000
Minnesota: 2.91%
Variable rate demand notes ø: 2.91%
City of Burnsville Bridgeway Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	4.06	10-15-2033	2,375,000	2,375,000
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	4.07	8-15-2038	3,990,000	3,990,000
City of Oak Park Heights VSSA Boutwells Landing LLC (Housing revenue, FHLMC LIQ)	3.95	11-1-2035	8,900,000	8,900,000
City of Plymouth Lancaster Village Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	4.06	9-15-2031	1,665,000	1,665,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
City of Rochester Mayo Clinic Series B (Health revenue, Northern Trust Company SPA)	3.35%	11-15-2038	$2,700,000	$2,700,000
County of Hennepin Series B (GO revenue, TD Bank NA SPA)	3.95	12-1-2038	10,235,000	10,235,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.44	1-1-2045	6,540,000	6,540,000
				36,405,000
Mississippi: 1.75%
Variable rate demand notes ø: 1.75%
Mississippi Business Finance Corp. Chevron USA, Inc. (Industrial development revenue)	4.50	6-1-2043	13,400,000	13,400,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5026 (Health revenue, Bank of America NA LOC, Bank of America NA LIQ)144A	4.65	8-15-2029	8,565,000	8,565,000
				21,965,000
Nebraska: 0.89%
Variable rate demand notes ø: 0.89%
Nebraska Investment Finance Authority Phoenix Realty Special Account-U LP (Housing revenue, Northern Trust Company LOC)	4.50	9-1-2031	11,100,000	11,100,000
New Jersey: 1.10%
Other municipal debt : 0.29%
Rutgers The State University of New Jersey (GO revenue)	3.30	9-12-2023	3,590,000	3,590,000
Variable rate demand notes ø: 0.81%
Tender Option Bond Trust Receipts/Certificates Series 2016- XM0226 (Miscellaneous revenue, BHAC Insured, Bank of America NA LIQ)144A	4.02	9-11-2025	10,220,000	10,220,000
New York: 11.41%
Variable rate demand notes ø: 11.41%
City of New York Series A6 (GO revenue, JPMorgan Chase Bank NA SPA)	4.65	8-1-2044	3,190,000	3,190,000
City of New York Series D-4 (GO revenue, State Street B&T Co. SPA)	4.65	5-1-2052	8,300,000	8,300,000
City of New York Series D4 (GO revenue, TD Bank NA LOC)	4.50	8-1-2040	6,000,000	6,000,000
City of New York Series E-4 (GO revenue, Bank of America NA LOC)	3.83	8-1-2034	1,325,000	1,325,000
City of New York Series F-6 (GO revenue, JPMorgan Chase Bank NA SPA)	4.65	6-1-2044	10,000,000	10,000,000
City of New York Series G4 (GO revenue, Barclays Bank plc SPA)	3.15	3-1-2039	8,000,000	8,000,000
New York City Municipal Water Finance Authority Series BB1 (Water & sewer revenue, Mizuho Bank Limited SPA)	3.75	6-15-2044	6,455,000	6,455,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Water & sewer revenue, Bank of America NA SPA)	4.49	6-15-2049	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB (Water & sewer revenue, State Street B&T Co. SPA)	4.50	6-15-2049	7,000,000	7,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series F-2 (Water & sewer revenue, Citibank NA LOC)	4.50	6-15-2035	18,705,000	18,705,000
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	4.53%	8-1-2043	$2,100,000	$2,100,000
New York State Housing Finance Agency 8 East 102nd Street LLC Series A (Housing revenue, TD Bank NA LOC)	3.95	5-1-2044	7,790,000	7,790,000
State of New York Mortgage Agency Series 247 (Housing revenue, TD Bank NA SPA)	4.00	10-1-2052	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2556 (Tax revenue, Toronto-Dominion Bank LIQ)144A	4.01	9-15-2025	5,600,000	5,600,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1420 (Tax revenue, Bank of America NA LIQ)144A	4.01	11-1-2046	4,800,000	4,800,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1442 (Water & sewer revenue, Toronto-Dominion Bank LIQ)144A	4.01	9-15-2052	3,560,000	3,560,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1450 (Tax revenue, Toronto-Dominion Bank LIQ)144A	4.01	3-15-2054	4,790,000	4,790,000
Trust for Cultural Resources of The City of New York American Museum of Natural History Series 2014-B2 (Miscellaneous revenue)	4.03	4-1-2044	8,200,000	8,200,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7000 (Miscellaneous revenue, UBS AG LIQ)144A	4.38	12-28-2052	21,448,000	21,448,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7008 (Miscellaneous revenue, UBS AG LIQ)144A	4.18	5-22-2053	10,028,000	10,028,000
				142,891,000
North Carolina: 3.35%
Variable rate demand notes ø: 3.35%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Health revenue, AGM Insured, TD Bank NA LOC)	4.53	1-15-2044	8,280,000	8,280,000
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (Health revenue, JPMorgan Chase Bank NA SPA)	4.55	1-15-2048	19,565,000	19,565,000
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series H (Health revenue, JPMorgan Chase Bank NA SPA)	4.45	1-15-2048	6,795,000	6,795,000
Sanford Housing Authority (Housing revenue, Department of Housing and Urban Development Insured)	3.35	10-1-2023	6,000,000	6,000,000
University of North Carolina at Chapel Hill Series B (Health revenue, TD Bank NA SPA)	4.15	2-15-2031	1,280,000	1,280,000
				41,920,000
Ohio: 4.89%
Other municipal debt : 0.63%
American Municipal Power, Inc. BAN (Housing revenue)§	3.00	8-10-2023	765,000	765,084
American Municipal Power, Inc. BAN (Miscellaneous revenue)§	4.50	4-26-2024	550,000	553,368
American Municipal Power, Inc. City of Celina (Miscellaneous revenue)§	4.38	1-23-2024	595,000	596,854
American Municipal Power, Inc. City of Wapakoneta BAN (Utilities revenue)§	4.50	6-21-2024	3,470,000	3,488,971
American Municipal Power, Inc. Village of Carey Electric Revenue BAN (Utilities revenue)§	5.25	11-29-2023	1,110,000	1,114,084
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other municipal debt (continued)
American Municipal Power, Inc. Village of Pioneer (Utilities revenue)§	5.00%	11-30-2023	$1,005,000	$1,008,408
American Municipal Power, Inc. Village of Sycamore BAN (Utilities revenue)§	4.25	10-27-2023	350,000	350,304
				7,877,073
Variable rate demand notes ø: 4.26%
Mizuho Floater/Residual Trust Series 2020-MIZ9020 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.08	5-1-2039	3,770,000	3,770,000
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group Series B1 (Health revenue, Ohio State Treasurer SPA)	4.00	1-1-2039	6,000,000	6,000,000
RBC Municipal Products, Inc. Trust Series 2022-C-18 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	4.02	1-15-2037	8,000,000	8,000,000
Residual Interest Bond Floater Trust Various States Series 2017-003 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.53	11-15-2045	15,000,000	15,000,000
State of Ohio Department of Rehabilitation & Correction Series C (Housing revenue)	4.10	10-1-2036	5,100,000	5,100,000
Tender Option Bond Trust Receipts/Certificates Series 2017- XF2438 (Education revenue, JPMorgan Chase Bank NA LIQ)144A	4.01	12-1-2024	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XL0074 (Health revenue, JPMorgan Chase Bank NA LIQ)144A	4.18	2-1-2029	7,070,000	7,070,000
Tender Option Bond Trust Receipts/Certificates Series 2021- XF2927 (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.38	12-15-2040	6,390,000	6,390,000
				53,330,000
Oregon: 0.51%
Other municipal debt : 0.40%
State of Oregon Department of Transportation (Transportation revenue)	3.20	8-2-2023	5,000,000	5,000,000
Variable rate demand notes ø: 0.11%
State of Oregon Housing & Community Services Department Series B (Housing revenue, Sumitomo Mitsui Banking Corp. LOC)	3.95	7-1-2037	1,425,000	1,425,000
Pennsylvania: 4.87%
Other municipal debt : 0.56%
City of Philadelphia Water & Wastewater Revenue (Water & sewer revenue)	3.35	8-15-2023	7,000,000	7,000,000
Variable rate demand notes ø: 4.31%
County of Lehigh Valley Health Network Obligated Group Series B (Health revenue, Bank of America NA LOC)	3.87	7-1-2049	550,000	549,948
Delaware Valley Regional Finance Authority Series D (Miscellaneous revenue, TD Bank NA LOC)	4.00	11-1-2055	6,000,000	6,000,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series C (Health revenue, Bank of America NA LIQ)	4.45%	6-1-2037	$6,400,000	$6,400,000
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series D (Health revenue, Bank of America NA LIQ)	4.45	6-1-2037	2,000,000	2,000,000
Mizuho Floater/Residual Trust Series 2020-MIZ9051 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.48	11-1-2034	1,444,287	1,444,287
Pennsylvania Economic Development Financing Authority Talen Energy Supply LLC Series B (Utilities revenue, MUFG Bank Limited LOC)	5.20	12-1-2038	12,000,000	12,000,000
Pennsylvania Housing Finance Agency Series 141B (Housing revenue, Royal Bank of Canada SPA)	4.00	10-1-2050	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2015- ZM0081 (Health revenue, Morgan Stanley Bank LIQ)144A	4.01	6-1-2044	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XF2836 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.41	6-15-2039	7,865,000	7,865,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XM0860 (GO revenue, JPMorgan Chase Bank NA LOC, JPMorgan Chase Bank NA LIQ)144A	4.01	9-1-2027	4,275,000	4,275,000
				54,034,235
South Carolina: 1.05%
Variable rate demand notes ø: 1.05%
City of Columbia Waterworks & Sewer System Revenue (Water & sewer revenue, Sumitomo Mitsui Banking Corp. LOC)	3.98	2-1-2038	1,745,000	1,745,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3075 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.02	6-1-2028	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XL0418 (Utilities revenue, Barclays Bank plc LIQ)144A	4.02	12-1-2056	3,385,000	3,385,000
				13,130,000
Tennessee: 1.30%
Other municipal debt : 0.40%
Vanderbilt University (Health revenue)	3.20	1-25-2024	5,000,000	5,000,000
Variable rate demand notes ø: 0.90%
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Health revenue, Bank of America NA LOC, Bank of America NA LIQ)144A	4.65	9-1-2036	4,590,000	4,590,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1421 (Miscellaneous revenue, Bank of America NA LIQ)144A	4.01	11-1-2052	6,700,000	6,700,000
				11,290,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 18.80%
Other municipal debt : 6.99%
City of Garland (GO revenue)	3.60%	9-26-2023	$7,000,000	$7,000,000
City of Houston (GO revenue)	2.90	8-10-2023	10,000,000	10,000,000
City of Houston (Utilities revenue)	3.30	8-7-2023	13,000,000	13,000,000
County of Harris (GO revenue)	3.50	8-29-2023	21,550,000	21,550,000
Harris County Cultural Education Facilities Finance Corp. (Health revenue)	4.40	8-1-2023	36,000,000	36,000,000
				87,550,000
Variable rate demand notes ø: 11.81%
City of Houston Combined Utility System Revenue Series A (Utilities revenue, TD Bank NA SPA)	4.01	5-15-2034	5,700,000	5,700,000
City of Houston Combined Utility System Revenue (Water & sewer revenue, UBS AG SPA)	4.19	5-15-2034	10,000,000	10,000,000
Gulf Coast IDA Exxon Mobil Corp. (Industrial development revenue)	4.10	11-1-2041	10,000,000	10,000,000
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series 3 (Health revenue, TD Bank NA LOC)	4.00	10-1-2045	10,000,000	10,000,000
Port of Arthur Navigation District Industrial Development Corp. Total Energies Petrochemicals & Refining USA, Inc. (Industrial development revenue)	3.90	6-1-2041	20,000,000	20,000,000
State of Texas (GO revenue, Sumitomo Mitsui Banking Corporation SPA)	4.32	12-1-2047	10,060,000	10,060,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (Health revenue, TD Bank NA LOC)	4.48	10-1-2041	1,700,000	1,700,000
Tender Option Bond Trust Receipts/Certificates Series 2015- XF0228 (Transportation revenue, Toronto-Dominion Bank LIQ)144A	4.13	11-1-2044	15,000,000	15,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Education revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	4.27	6-15-2056	36,000,000	36,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1448 (GO revenue, Bank of America NA LIQ)144A	4.01	2-15-2052	2,050,000	2,050,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3037 (GO revenue, Barclays Bank plc LIQ)144A	4.01	8-15-2052	3,040,000	3,040,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3089 (GO revenue, Barclays Bank plc LIQ)144A	4.01	8-15-2047	4,630,000	4,630,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1098 (Water & sewer revenue, JPMorgan Chase Bank NA LIQ)144A	4.65	5-15-2030	11,750,000	11,750,000
Texas Transportation Commission State Highway Fund Series B (Tax revenue, Sumitomo Mitsui Banking Corporation LIQ)	4.01	4-1-2032	7,900,000	7,900,000
				147,830,000
Utah: 1.10%
Variable rate demand notes ø: 1.10%
City of Murray Intermountain Healthcare Obligated Group Series A (Health revenue)	3.98	5-15-2036	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
City of Murray Intermountain Healthcare Obligated Group Series B (Health revenue)	3.95%	5-15-2036	$2,500,000	$2,500,000
County of Utah Intermountain Healthcare Obligated Group Series C (Health revenue, BMO Harris Bank NA SPA)	4.10	5-15-2051	2,300,000	2,300,000
University of Utah Series 2015-XM0056 (Education revenue, Citibank NA LIQ)144A	4.01	8-1-2043	6,000,000	6,000,000
				13,800,000
Vermont: 0.15%
Variable rate demand notes ø: 0.15%
Vermont Educational & Health Buildings Financing Agency Landmark College, Inc. Series A (Education revenue, TD Bank NA LOC)	4.56	7-1-2033	1,890,000	1,890,000
Virginia: 0.07%
Variable rate demand notes ø: 0.07%
FHLMC Multifamily Variable Rate Certificates Series M031 Class A (Housing revenue, FHLMC LIQ)144A	4.01	12-15-2045	880,000	880,000
Washington: 0.40%
Other municipal debt : 0.40%
University of Washington (Education revenue)	3.50	10-16-2023	5,000,000	5,000,000
Wisconsin: 5.13%
Other municipal debt : 1.13%
County of Waushara Series A (Miscellaneous revenue)§	4.75	12-1-2023	5,000,000	5,009,977
PMA Levy & Aid Anticipation Notes Program Series B (Miscellaneous revenue)§	4.00	9-27-2023	1,000,000	1,000,214
State of Wisconsin (GO revenue)	3.55	10-5-2023	8,200,000	8,200,000
				14,210,191
Variable rate demand notes ø: 4.00%
State of Wisconsin Series A (GO revenue)	4.20	5-1-2029	20,000,000	20,000,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XF2831 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.38	7-1-2029	3,595,000	3,595,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.38	11-1-2025	10,017,000	10,017,000
Tender Option Bond Trust Receipts/Certificates Series 2021- XF2931 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.38	12-15-2040	1,915,000	1,915,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (Health revenue, BMO Harris Bank NA SPA)	3.00	4-1-2048	5,515,000	5,515,000
Wisconsin Health & Educational Facilities Authority Aspirus, Inc. Obligated Group Series B (Housing revenue, JPMorgan Chase Bank NA LOC)	4.00	8-15-2034	2,580,000	2,580,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Portfolio of investments—July 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Variable rate demand notes (continued)
Wisconsin Health & Educational Facilities Authority Medical College of Wisconsin, Inc. Series B (Education revenue, TD Bank NA LOC)		3.35%	12-1-2033	$1,000,000	$1,000,000
Wisconsin Housing & EDA Housing Revenue Series B (Housing revenue, FHLB SPA)		3.95	5-1-2055	5,435,000	5,435,000
					50,057,000
Total municipal obligations (Cost $1,215,472,909)					1,215,472,909
Repurchase agreements ^^: 1.33%
Citigroup Global Markets Holdings, Inc., dated 7-31-2023, maturity value $16,602,444		5.30	8-1-2023	16,600,000	16,600,000
Total repurchase agreements (Cost $16,600,000)					16,600,000
Total investments in securities (Cost $1,247,072,909)	99.59%				1,247,072,909
Other assets and liabilities, net	0.41				5,196,851
Total net assets	100.00%				$1,252,269,760

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by U.S. government securities, 2.00% to 3.25%, 2/15/2025 to 6/30/2027, fair value including accrued interest is $16,932,006.

Abbreviations:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
BHAC	Berkshire Hathaway Assurance Corporation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Statement of assets and liabilities—July 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$1,247,072,909
Cash	451,387
Receivable for Fund shares sold	9,286,205
Receivable for interest	5,086,882
Receivable for investments sold	3,251,000
Prepaid expenses and other assets	239,923
Total assets	1,265,388,306
Liabilities
Payable for investments purchased	9,000,000
Payable for Fund shares redeemed	3,638,951
Dividends payable	174,630
Management fee payable	106,467
Administration fees payable	94,025
Accrued expenses and other liabilities	104,473
Total liabilities	13,118,546
Total net assets	$1,252,269,760
Net assets consist of
Paid-in capital	$1,252,276,858
Total distributable loss	(7,098)
Total net assets	$1,252,269,760
Computation of net asset value per share
Net assets–Class A	$76,214,609
Shares outstanding–Class A1	76,206,017
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$83,122,423
Shares outstanding–Administrator Class[1]	83,113,009
Net asset value per share–Administrator Class	$1.00
Net assets–Premier Class	$1,019,716,782
Shares outstanding–Premier Class[1]	1,019,603,667
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$73,215,946
Shares outstanding–Service Class[1]	73,207,729
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Statement of operations—six months ended July 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$18,687,739
Expenses
Management fee	833,849
Administration fees
Class A	84,842
Administrator Class	43,242
Premier Class	350,560
Service Class	42,337
Shareholder servicing fees
Class A	97,941
Administrator Class	43,177
Service Class	35,902
Custody and accounting fees	16,617
Professional fees	39,207
Registration fees	17,280
Shareholder report expenses	5,439
Trustees’ fees and expenses	7,617
Other fees and expenses	14,335
Total expenses	1,632,345
Less: Fee waivers and/or expense reimbursements
Fund-level	(167,485)
Class A	(3,179)
Administrator Class	(16,428)
Premier Class	(79,176)
Net expenses	1,366,077
Net investment income	17,321,662
Net realized gains on investments	50,542
Net increase in net assets resulting from operations	$17,372,204
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2023 (unaudited)		Year ended January 31, 2023
Operations
Net investment income		$17,321,662		$10,231,197
Net realized gains on investments		50,542		12,276
Net increase in net assets resulting from operations		17,372,204		10,243,473
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,083,127)		(798,869)
Administrator Class		(1,319,995)		(1,212,244)
Premier Class		(13,872,097)		(7,494,148)
Service Class		(1,061,181)		(725,136)
Total distributions to shareholders		(17,336,400)		(10,230,397)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,513,907	6,513,907	34,574,722	34,574,722
Administrator Class	20,400,620	20,400,620	40,036,417	40,036,417
Premier Class	995,320,869	995,320,869	1,120,340,157	1,120,340,157
Service Class	8,895,980	8,895,980	7,338,355	7,338,355
		1,031,131,376		1,202,289,651
Reinvestment of distributions
Class A	1,057,525	1,057,525	777,346	777,346
Administrator Class	1,293,707	1,293,707	1,199,864	1,199,864
Premier Class	13,615,443	13,615,443	7,102,128	7,102,128
Service Class	294,020	294,020	172,679	172,679
		16,260,695		9,252,017
Payment for shares redeemed
Class A	(12,462,979)	(12,462,979)	(38,777,151)	(38,777,151)
Administrator Class	(34,577,503)	(34,577,503)	(53,384,885)	(53,384,885)
Premier Class	(803,841,587)	(803,841,587)	(872,135,804)	(872,135,804)
Service Class	(4,674,784)	(4,674,784)	(4,484,446)	(4,484,446)
		(855,556,853)		(968,782,286)
Net increase in net assets resulting from capital share transactions		191,835,218		242,759,382
Total increase in net assets		191,871,022		242,772,458
Net assets
Beginning of period		1,060,398,738		817,626,280
End of period		$1,252,269,760		$1,060,398,738
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net realized gains	0.00	0.00 [1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.38%	0.99%	0.02%	0.27%	0.93%	0.89%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.65%	0.66%	0.64%	0.66%	0.66%
Net expenses	0.60%	0.52%*	0.12%*	0.33%*	0.60%	0.61%
Net investment income	2.76%	0.97%	0.01%	0.25%	0.92%	0.88%
Supplemental data
Net assets, end of period (000s omitted)	$76,215	$81,106	$84,532	$100,920	$95,632	$101,680

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.48%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net realized gains	0.00	0.00 [1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.53%	1.23%	0.02%	0.35%	1.23%	1.21%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.38%	0.37%	0.39%	0.39%
Net expenses	0.30%	0.28%*	0.11%*	0.25%*	0.30%	0.30%
Net investment income	3.05%	1.21%	0.01%	0.34%	1.22%	1.21%
Supplemental data
Net assets, end of period (000s omitted)	$83,122	$96,006	$108,157	$85,489	$107,457	$131,395

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%
Year ended January 31, 2021	0.04%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Premier Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net realized gains	0.00	0.00 [1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.58%	1.31%	0.02%	0.40%	1.33%	1.31%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.26%	0.27%	0.25%	0.27%	0.27%
Net expenses	0.20%	0.20%	0.12%[3]	0.20%	0.20%	0.20%
Net investment income	3.16%	1.42%	0.01%	0.38%	1.28%	1.31%
Supplemental data
Net assets, end of period (000s omitted)	$1,019,717	$814,588	$559,264	$632,040	$847,871	$593,961

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
26 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Service Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net realized gains	0.00	0.00 [1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.50%	1.09%	0.02%	0.30%	1.08%	1.06%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.55%	0.56%	0.54%	0.56%	0.56%
Net expenses	0.36%	0.42%*	0.12%*	0.29%*	0.45%	0.45%
Net investment income	3.01%	1.10%	0.01%	0.28%	1.06%	1.05%
Supplemental data
Net assets, end of period (000s omitted)	$73,216	$68,699	$65,673	$64,183	$64,802	$65,682

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%
Year ended January 31, 2021	0.15%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 27

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
28 | Retail Money Market Funds

Notes to financial statements (unaudited)
As of July 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$15,000,000	$0	$15,000,000
Municipal obligations	0	1,215,472,909	0	1,215,472,909
Repurchase agreements	0	16,600,000	0	16,600,000
Total assets	$0	$1,247,072,909	$0	$1,247,072,909
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2023, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
Retail Money Market Funds | 29

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2024  (May 31, 2025 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Prior to June 30, 2023, the Fund’s expenses were contractually capped at 0.60% for Class A shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $326,438,000, $201,670,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2023.
5.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
30 | Retail Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 31

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

32 | Retail Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Retail Money Market Funds | 33

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34 | Retail Money Market Funds

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Retail Money Market Funds | 35

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and the Fund’s derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for each share class except the Premier Class, which was in range of the median net operating expense ratios of the expense Groups. The Board noted that Allspring Funds Management had agreed to reduce the net operating expense cap for the Fund’s Class A shares. The Board received information concerning, and discussed factors contributing to, the higher than average fees for the Fund relative to the peer group. The Board took note of the explanations for the relatively higher fees, including that voluntary fee waivers enacted by money fund sponsors to support net yield floors have resulted in significantly lower peer group medians.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for the Administrator Class and Premier Class, in range of the sum of these average rates for the Fund’s expense Groups for the Service Class, and higher than the sum of these average rates for the Fund’s expense Groups for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

36 | Retail Money Market Funds

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economic of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Retail Money Market Funds | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-08092023-wotlxxki 09-23
SAR0452 07-23

Government Money Market Funds
Allspring 100% Treasury Money Market Fund
Semi-Annual Report
July 31, 2023

The views expressed and any forward-looking statements are as of July 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Government Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring 100% Treasury Money Market Fund for the six-month period that ended July 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.37% while the MSCI EM Index (Net) (USD)3 returned 3.26%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 lost 1.31%, the Bloomberg Municipal Bond Index6 gained 0.20%, and the ICE BofA U.S. High Yield Index7 returned 2.93%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period with a decline in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Government Money Market Funds

Letter to shareholders (unaudited)
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Government Money Market Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Government Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of July 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (WFTXX)	11-8-1999	3.47	1.21	0.69	0.59	0.58
Administrator Class (WTRXX)	6-30-2010	3.77	1.39	0.84	0.35	0.30
Institutional Class (WOTXX)[3]	10-31-2014	3.88	1.46	0.89	0.23	0.20
Service Class (NWTXX)	12-3-1990	3.57	1.27	0.74	0.52	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds:  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class and 0.50% for Service Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Yield summary (%) as of July 31, 2023
	Class A	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	4.75	5.03	5.13	4.83
7-day compound yield	4.86	5.15	5.26	4.94
30-day simple yield	4.69	4.97	5.07	4.77
30-day compound yield	4.79	5.08	5.19	4.87

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.73%, 4.98%, 5.10% and 4.81% for Class A, Administrator Class, Institutional Class and
Service Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2023[1]
40 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2023[1]
74 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2023 to July 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2023	Ending account value 7-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,021.40	$3.01	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Administrator Class
Actual	$1,000.00	$1,000.00	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Institutional Class
Actual	$1,000.00	$1,023.40	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,021.90	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Government Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 106.55%
U.S. Treasury Bills☼	5.10%	8-1-2023	$215,420,000	$215,420,000
U.S. Treasury Bills☼	5.18	8-8-2023	925,050,000	924,130,179
U.S. Treasury Bills☼	5.22	9-14-2023	200,000,000	198,741,722
U.S. Treasury Bills☼	5.19	9-21-2023	150,000,000	148,913,062
U.S. Treasury Bills☼	5.25	9-28-2023	50,000,000	49,582,521
U.S. Treasury Bills☼	5.17	8-10-2023	150,000,000	149,808,750
U.S. Treasury Bills☼	5.30	10-5-2023	300,000,000	297,170,695
U.S. Treasury Bills☼	5.23	8-17-2023	500,000,000	498,852,889
U.S. Treasury Bills☼	5.27	8-24-2023	800,000,000	797,340,881
U.S. Treasury Bills☼	5.34	8-31-2023	1,200,000,000	1,194,736,750
U.S. Treasury Bills☼	5.28	12-28-2023	100,000,000	97,843,536
U.S. Treasury Bills☼	5.33	10-12-2023	200,000,000	197,899,000
U.S. Treasury Bills☼	5.24	12-14-2023	100,000,000	98,062,188
U.S. Treasury Bills☼	5.23	12-21-2023	100,000,000	97,964,667
U.S. Treasury Bills☼	5.34	1-4-2024	50,000,000	48,858,600
U.S. Treasury Bills☼##	5.10	8-1-2023	600,000,000	600,000,000
U.S. Treasury Bills☼	5.36	1-11-2024	50,000,000	48,804,101
U.S. Treasury Bills☼	5.22	8-15-2023	1,550,000,000	1,546,896,753
U.S. Treasury Bills☼	5.27	8-22-2023	1,806,080,000	1,800,604,282
U.S. Treasury Bills☼	5.01	8-29-2023	100,000,000	99,597,889
U.S. Treasury Bills☼	5.03	8-29-2023	100,000,000	99,596,333
U.S. Treasury Bills☼	5.31	9-12-2023	500,000,000	496,946,250
U.S. Treasury Bills☼	5.27	9-19-2023	200,000,000	198,620,855
U.S. Treasury Bills☼	5.31	9-26-2023	675,000,000	669,502,316
U.S. Treasury Bills☼	5.40	10-3-2023	200,000,000	198,136,753
U.S. Treasury Bills☼	5.29	10-10-2023	100,000,000	98,985,778
U.S. Treasury Bills☼	5.22	10-17-2023	150,000,000	148,346,906
U.S. Treasury Bills☼	5.27	10-24-2023	350,000,000	345,751,875
U.S. Treasury Bills☼	5.30	10-31-2023	300,000,000	296,036,191
U.S. Treasury Bills☼	5.33	11-7-2023	300,000,000	295,710,458
U.S. Treasury Bills☼	5.33	11-14-2023	300,000,000	295,400,825
U.S. Treasury Bills☼	5.14	8-3-2023	285,400,000	285,319,573
U.S. Treasury Bills☼	5.34	9-7-2023	650,000,000	646,480,323
U.S. Treasury Bills☼	5.34	1-25-2024	50,000,000	48,704,335
U.S. Treasury Bills☼	5.33	10-19-2023	200,000,000	197,692,761
U.S. Treasury Bills☼	5.35	10-26-2023	200,000,000	197,478,528
U.S. Treasury Bills☼	5.33	1-18-2024	50,000,000	48,757,819
U.S. Treasury Bills☼	5.12	8-29-2023	600,000,000	597,534,639
U.S. Treasury Bills☼	5.28	9-5-2023	350,000,000	348,227,494
U.S. Treasury Bills☼	5.27	9-19-2023	400,000,000	397,137,583
U.S. Treasury Bills☼	5.34	11-21-2023	300,000,000	295,083,434
U.S. Treasury Bills%%☼	5.34	11-28-2023	250,000,000	245,626,130
U.S. Treasury Bills☼	5.18	11-2-2023	150,000,000	147,997,810
U.S. Treasury Bills%%☼	5.33	2-1-2024	50,000,000	48,665,965
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield -0.08%)±	5.28	4-30-2024	240,000,000	239,889,963
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±	4.48	10-31-2024	100,000,000	99,878,160
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—July 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±		5.55%	1-31-2025	$150,000,000	$150,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±		5.53	4-30-2025	470,000,000	470,156,828
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±		5.46	7-31-2025	20,000,000	20,000,000
U.S. Treasury Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.04%)±		5.40	10-31-2023	130,000,000	130,000,025
U.S. Treasury Notes (U.S. Treasury 3 Month Bill Money Market Yield -0.02%)±		5.35	1-31-2024	190,000,000	190,036,681
U.S. Treasury Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.04%)±		5.40	7-31-2024	90,000,000	89,999,979
Total U.S. Treasury securities (Cost $17,148,931,035)					17,148,931,035
Total investments in securities (Cost $17,148,931,035)	106.55%				17,148,931,035
Other assets and liabilities, net	(6.55)				(1,054,104,717)
Total net assets	100.00%				$16,094,826,318

☼	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$17,148,931,035
Cash	2,643
Receivable for Fund shares sold	31,136,707
Receivable for interest	209,365
Prepaid expenses and other assets	540,699
Total assets	17,180,820,449
Liabilities
Payable for investments purchased	745,532,449
Payable for when-issued transactions	294,292,095
Dividends payable	26,220,349
Payable for Fund shares redeemed	16,009,426
Management fee payable	1,499,930
Administration fees payable	1,197,057
Accrued expenses and other liabilities	1,242,825
Total liabilities	1,085,994,131
Total net assets	$16,094,826,318
Net assets consist of
Paid-in capital	$16,094,120,394
Total distributable earnings	705,924
Total net assets	$16,094,826,318
Computation of net asset value per share
Net assets–Class A	$55,675,024
Shares outstanding–Class A1	55,670,676
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$517,277,477
Shares outstanding–Administrator Class[1]	517,236,606
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$10,668,280,958
Shares outstanding–Institutional Class[1]	10,667,508,260
Net asset value per share–Institutional Class	$1.00
Net assets–Service Class	$4,853,592,859
Shares outstanding–Service Class[1]	4,853,194,400
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Statement of operations—six months ended July 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$324,670,966
Expenses
Management fee	9,366,044
Administration fees
Class A	52,320
Administrator Class	225,992
Institutional Class	3,513,255
Service Class	2,389,978
Shareholder servicing fees
Class A	60,532
Administrator Class	225,992
Service Class	4,979,121
Custody and accounting fees	96,301
Professional fees	49,073
Registration fees	239,943
Shareholder report expenses	24,588
Trustees’ fees and expenses	8,390
Other fees and expenses	119,292
Total expenses	21,350,821
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,317,838)
Administrator Class	(66,245)
Institutional Class	(403,054)
Net expenses	19,563,684
Net investment income	305,107,282
Net realized gains on investments	542,075
Net increase in net assets resulting from operations	$305,649,357
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2023 (unaudited)		Year ended January 31, 2023
Operations
Net investment income		$305,107,282		$216,092,725
Net realized gains on investments		542,075		106,371
Net increase in net assets resulting from operations		305,649,357		216,199,096
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,040,961)		(554,590)
Administrator Class		(10,385,702)		(7,357,000)
Institutional Class		(206,491,427)		(138,173,030)
Service Class		(87,189,196)		(70,008,074)
Total distributions to shareholders		(305,107,286)		(216,092,694)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,376,569	29,376,569	24,596,262	24,596,262
Administrator Class	600,166,826	600,166,826	1,608,978,051	1,608,978,051
Institutional Class	19,434,654,951	19,434,654,951	32,845,394,582	32,845,394,582
Service Class	10,745,301,336	10,745,301,336	22,739,481,718	22,739,481,718
		30,809,499,682		57,218,450,613
Reinvestment of distributions
Class A	1,028,907	1,028,907	547,021	547,021
Administrator Class	6,842,993	6,842,993	5,382,871	5,382,871
Institutional Class	131,069,549	131,069,549	70,653,369	70,653,369
Service Class	27,101,886	27,101,886	21,667,659	21,667,659
		166,043,335		98,250,920
Payment for shares redeemed
Class A	(15,457,899)	(15,457,899)	(31,827,366)	(31,827,366)
Administrator Class	(507,050,086)	(507,050,086)	(1,632,886,943)	(1,632,886,943)
Institutional Class	(15,863,644,194)	(15,863,644,194)	(36,747,937,814)	(36,747,937,814)
Service Class	(10,092,021,682)	(10,092,021,682)	(23,924,417,944)	(23,924,417,944)
		(26,478,173,861)		(62,337,070,067)
Net increase (decrease) in net assets resulting from capital share transactions		4,497,369,156		(5,020,368,534)
Total increase (decrease) in net assets		4,497,911,227		(5,020,262,132)
Net assets
Beginning of period		11,596,915,091		16,617,177,223
End of period		$16,094,826,318		$11,596,915,091
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.01	0.00 [1,2]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[3]	0.00 [1]	0.00 [1]	(0.00)[3]
Total from investment operations	0.02	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.14%	1.42%	0.02%	0.14%	1.54%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.61%	0.61%	0.63%	0.71%
Net expenses	0.60%	0.50%*	0.06%*	0.31%*	0.60%	0.62%
Net investment income	4.30%	1.27%	0.02%	0.15%	1.49%	1.35%
Supplemental data
Net assets, end of period (000s omitted)	$55,675	$40,725	$47,409	$202,999	$468,360	$384,013

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.29%

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]	(0.00)[2]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.29%	1.65%	0.01%	0.20%	1.84%	1.67%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.34%	0.34%	0.36%	0.44%
Net expenses	0.30%	0.28%*	0.06%*	0.22%*	0.30%	0.30%
Net investment income	4.60%	1.73%	0.01%	0.19%	1.85%	1.63%
Supplemental data
Net assets, end of period (000s omitted)	$517,277	$417,372	$435,818	$493,677	$554,447	$692,247

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%
Year ended January 31, 2021	0.08%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]	(0.00)[2]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.34%	1.74%	0.01%	0.24%	1.95%	1.77%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.22%	0.24%	0.31%
Net expenses	0.20%	0.19%*	0.06%*	0.18%*	0.20%	0.20%
Net investment income	4.70%	1.54%	0.01%	0.17%	1.92%	1.79%
Supplemental data
Net assets, end of period (000s omitted)	$10,668,281	$6,965,776	$10,797,673	$12,321,170	$7,564,485	$7,296,690

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Service Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]	(0.00)[2]
Total from investment operations	0.02	0.01	(0.00)[1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.19%	1.49%	0.01%	0.15%	1.64%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.51%	0.53%	0.61%
Net expenses	0.50%	0.44%*	0.06%*	0.25%*	0.50%	0.50%
Net investment income	4.38%	1.46%	0.01%	0.12%	1.58%	1.45%
Supplemental data
Net assets, end of period (000s omitted)	$4,853,593	$4,173,042	$5,336,278	$5,225,755	$4,230,537	$2,796,397

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
18 | Government Money Market Funds

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$17,148,931,035	$0	$17,148,931,035
Total assets	$0	$17,148,931,035	$0	$17,148,931,035
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2023, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Government Money Market Funds | 19

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2024  (May 31, 2025 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Institutional Class	0.20
Service Class	0.50
Prior to June 30, 2023, the Fund’s expenses were contractually capped at 0.60% for Class A shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2023.
5.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
20 | Government Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 21

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

22 | Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds | 23

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

24 | Government Money Market Funds

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1  a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Government Money Market Funds | 25

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and the Fund’s derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was in range of the average investment performance of the Universe for the one- and three- year periods under review and higher than the average investment performance of the Universe for the five- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for each share class. The Board noted that Allspring Funds Management had agreed to reduce the net operating expense cap for the Fund’s Class A shares. The Board received information concerning, and discussed factors contributing to, the higher than average fees for the Fund relative to the peer group. The Board took note of the explanations for the relatively higher fees, including that voluntary fee waivers enacted by money fund sponsors to support net yield floors have resulted in significantly lower peer group medians.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes except Class A, which was higher than the sum of these average rates for the Fund’s expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

26 | Government Money Market Funds

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Government Money Market Funds | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-08092023-oihm1hzf 09-23
SAR0252 07-23

Government Money Market Funds
Allspring Treasury Plus Money Market Fund
Semi-Annual Report
July 31, 2023

The views expressed and any forward-looking statements are as of July 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Government Money Market Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Treasury Plus Money Market Fund for the six-month period that ended July 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.37% while the MSCI EM Index (Net) (USD)3 returned 3.26%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 lost 1.31%, the Bloomberg Municipal Bond Index6 gained 0.20%, and the ICE BofA U.S. High Yield Index7 returned 2.93%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period with a decline in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks would likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was taken as a negative, with inflation not falling quickly enough for the Federal Reserve (Fed), which raised interest rates by 0.25% in February. Meanwhile, the Bank of England (BoE) and the European Central Bank (ECB) both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Government Money Market Funds

Letter to shareholders (unaudited)
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Fed and ECB, which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the core U.S. Consumer Price Index (CPI)2, excluding food and energy prices, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the BoE all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Government Money Market Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Government Money Market Funds

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA, Jeffrey L. Weaver, CFA, Laurie White

Average annual total returns (%) as of July 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (PIVXX)	7-28-2003	3.56	1.24	0.71	0.60	0.58
Administrator Class (WTPXX)	3-31-2008	3.83	1.39	0.83	0.35	0.34
Institutional Class (PISXX)	8-11-1995	3.97	1.48	0.92	0.23	0.20
Select Class (WTLXX)[3]	3-15-2019	4.04	1.51	0.93	0.19	0.14
Service Class (PRVXX)	10-1-1985	3.71	1.32	0.78	0.52	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds:  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.58% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class and 0.45% for
Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

Yield summary (%) as of July 31, 2023
	Class A	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	4.77	5.01	5.15	5.21	4.90
7-day compound yield	4.88	5.13	5.28	5.34	5.02
30-day simple yield	4.64	4.88	5.02	5.08	4.77
30-day compound yield	4.74	4.99	5.14	5.20	4.88

[1]
The manager has contractually committed through May 31, 2024 (May 31, 2025 for Class A), to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.75%, 5.00%, 5.12%, 5.16% and 4.83% for Class A, Administrator Class, Institutional
Class, Select Class and Service Class, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2023[1]

72%
1-7 day(s)
3%
8-29 days
7%
30-89 days
2%
60-89 days
8%
90-179 days
8%
270+ days

[1]	Figures represent the percentage of the Fund’s total investments. Allocations are subject to change and may have changed since the date specified.

Weighted average maturity as of July 31, 2023[1]
16 days

[1]
Weighted Average Maturity (WAM):  WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2023[1]
59 days

[1]
Weighted Average Life (WAL):  WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments.
The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2023 to July 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2023	Ending account value 7-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,021.70	$3.01	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Administrator Class
Actual	$1,000.00	$1,023.00	$1.71	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Institutional Class
Actual	$1,000.00	$1,023.70	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,024.00	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Service Class
Actual	$1,000.00	$1,022.40	$2.26	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8 | Government Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 77.05%
Australia & New Zealand Banking Group Ltd., dated 7-31-2023, maturity value $1,270,186,383(01)	5.30%	8-1-2023	$1,269,999,411	$1,269,999,411
Barclays Bank PLC, dated 7-31-2023, maturity value $485,971,535(02)	5.30	8-1-2023	485,900,000	485,900,000
BNYM FICC, dated 7-31-2023, maturity value $1,000,147,222(03)	5.30	8-1-2023	1,000,000,000	1,000,000,000
Citigroup Global Markets Holdings, Inc., dated 7-31-2023, maturity value $141,120,773(04)	5.30	8-1-2023	141,100,000	141,100,000
Citigroup Global Markets Holdings, Inc., dated 7-27-2023, maturity value $500,441,667(05)	5.30	8-2-2023	500,000,000	500,000,000
Credit Agricole Corporate & Investment Bank, dated 7-31-2023, maturity value $550,080,819(06)	5.29	8-1-2023	550,000,000	550,000,000
Federal Reserve Bank of New York, dated 7-31-2023, maturity value $6,500,956,944(07)	5.30	8-1-2023	6,500,000,000	6,500,000,000
ING Financial Markets LLC, dated 7-31-2023, maturity value $1,700,257,135(08)	5.30	8-1-2023	1,700,006,856	1,700,006,856
ING Financial Markets LLC, dated 7-27-2023, maturity value $250,257,639(09)	5.30	8-3-2023	250,000,000	250,000,000
JP Morgan Securities LLC, dated 7-31-2023, maturity value $2,000,294,444(10)	5.30	8-1-2023	2,000,000,000	2,000,000,000
MUFG Securities Canada Ltd., dated 7-31-2023, maturity value $875,128,819(11)	5.30	8-1-2023	875,000,000	875,000,000
NatWest Group PLC, dated 7-31-2023, maturity value $400,058,889(12)	5.30	8-1-2023	400,000,000	400,000,000
Societe Generale, dated 7-26-2023, maturity value $200,205,333(13)	5.28	8-2-2023	200,000,000	200,000,000
Societe Generale, dated 7-27-2023, maturity value $200,147,500(14)	5.31	8-1-2023	200,000,000	200,000,000
Societe Generale, dated 7-28-2023, maturity value $200,206,500(15)	5.31	8-4-2023	200,000,000	200,000,000
Societe Generale, dated 7-24-2023, maturity value $100,206,500(16)	5.31	8-7-2023	100,000,000	100,000,000
Societe Generale, dated 7-25-2023, maturity value $200,413,000(17)	5.31	8-8-2023	200,000,000	200,000,000
Societe Generale, dated 7-27-2023, maturity value $501,032,500(18)	5.31	8-10-2023	500,000,000	500,000,000
Standard Chartered Bank PLC, dated 7-31-2023, maturity value $2,000,294,444(19)	5.30	8-1-2023	2,000,000,000	2,000,000,000
Total repurchase agreements (Cost $19,072,006,267)				19,072,006,267
U.S. Treasury securities: 26.40%
U.S. Treasury Bills☼	5.28	12-28-2023	150,000,000	146,766,286
U.S. Treasury Bills☼	5.31	11-9-2023	50,000,000	49,272,222
U.S. Treasury Bills☼	5.34	12-7-2023	150,000,000	147,189,333
U.S. Treasury Bills☼	5.25	12-21-2023	200,000,000	195,917,500
U.S. Treasury Bills☼	5.34	1-4-2024	50,000,000	48,858,600
U.S. Treasury Bills☼	5.36	1-11-2024	50,000,000	48,804,101
U.S. Treasury Bills☼	5.14	9-19-2023	250,000,000	248,275,812
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—July 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bills☼		5.18%	9-26-2023	$225,000,000	$223,169,500
U.S. Treasury Bills☼		5.19	9-26-2023	75,000,000	74,389,250
U.S. Treasury Bills☼		5.20	9-26-2023	35,000,000	34,714,167
U.S. Treasury Bills☼		5.21	9-26-2023	40,000,000	39,672,711
U.S. Treasury Bills☼		5.40	10-3-2023	250,000,000	247,670,925
U.S. Treasury Bills☼		5.29	10-10-2023	50,000,000	49,492,889
U.S. Treasury Bills☼		5.28	10-24-2023	170,000,000	167,935,292
U.S. Treasury Bills☼		5.30	10-31-2023	200,000,000	197,357,650
U.S. Treasury Bills☼		5.33	11-7-2023	200,000,000	197,140,306
U.S. Treasury Bills☼		5.33	11-14-2023	200,000,000	196,933,884
U.S. Treasury Bills☼		5.35	9-7-2023	750,000,000	745,935,165
U.S. Treasury Bills☼		5.34	1-25-2024	100,000,000	97,408,671
U.S. Treasury Bills☼		5.35	10-26-2023	100,000,000	98,739,264
U.S. Treasury Bills☼		5.33	1-18-2024	50,000,000	48,757,819
U.S. Treasury Bills☼		5.23	9-26-2023	450,000,000	446,302,950
U.S. Treasury Bills☼		5.34	11-21-2023	250,000,000	245,902,862
U.S. Treasury Bills%%☼		5.34	11-28-2023	200,000,000	196,500,904
U.S. Treasury Bills☼		5.18	11-2-2023	100,000,000	98,665,207
U.S. Treasury Bills%%☼		5.33	2-1-2024	50,000,000	48,665,965
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield -0.08%)±		5.28	4-30-2024	360,000,000	359,834,945
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±		4.48	10-31-2024	300,000,000	299,634,480
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±		5.55	1-31-2025	550,000,000	550,139,026
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±##		5.53	4-30-2025	785,000,000	785,241,983
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±		5.46	7-31-2025	30,000,000	30,000,000
U.S. Treasury Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.04%)±		5.40	10-31-2023	40,000,000	40,000,000
U.S. Treasury Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.04%)±		5.40	7-31-2024	130,000,000	129,999,970
Total U.S. Treasury securities (Cost $6,535,289,639)					6,535,289,639
Total investments in securities (Cost $25,607,295,906)	103.45%				25,607,295,906
Other assets and liabilities, net	(3.45)				(853,175,515)
Total net assets	100.00%				$24,754,120,391

The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Portfolio of investments—July 31, 2023 (unaudited)

^^	Collateralized by:
(01) U.S. government securities, 0.25% to 4.13%, 2-15-2024 to 8-15-2042, fair value including accrued interest is $1,290,932,390.
(02) U.S. government securities, 0.13% to 1.63%, 1-15-2024 to 7-15-2032, fair value including accrued interest is $495,618,013.
(03) U.S. government securities, 0.13% to 3.25%, 10-15-2024 to 6-30-2029, fair value including accrued interest is $1,020,000,043.
(04) U.S. government securities, 2.00% to 3.25%, 2-15-2025 to 6-30-2027, fair value including accrued interest is $143,922,051.
(05) U.S. government securities, 2.50% to 4.25%, 8-15-2023 to 5-15-2033, fair value including accrued interest is $510,000,024.
(06) U.S. government securities, 0.25% to 4.25%, 4-15-2024 to 11-30-2029, fair value including accrued interest is $561,000,027.
(07) U.S. government securities, 0.63% to 1.50%, 2-15-2025 to 5-15-2030, fair value including accrued interest is $6,500,957,006.
(08) U.S. government securities, 0.00% to 4.63%, 8-15-2023 to 11-15-2051, fair value including accrued interest is $1,734,007,024.
(09) U.S. government securities, 0.38% to 4.00%, 7-31-2024 to 8-15-2044, fair value including accrued interest is $255,000,069.
(10) U.S. government securities, 0.00% to 6.00%, 9-28-2023 to 7-15-2028, fair value including accrued interest is $2,040,000,000.
(11) U.S. government securities, 0.50% to 3.88%, 1-15-2024 to 2-15-2032, fair value including accrued interest is $892,500,000.
(12) U.S. government securities, 0.00% to 4.75%, 8-15-2023 to 5-15-2053, fair value including accrued interest is $408,000,027.
(13) U.S. government securities, 0.63% to 4.13%, 4-30-2024 to 8-15-2030, fair value including accrued interest is $204,000,008.
(14) U.S. government securities, 1.38% to 4.25%, 9-30-2024 to 5-15-2032, fair value including accrued interest is $204,000,016.
(15) U.S. government securities, 1.25% to 4.13%, 11-30-2023 to 2-15-2032, fair value including accrued interest is $204,000,013.
(16) U.S. government securities, 4.75% to 4.75%, 7-31-2025 to 7-31-2025, fair value including accrued interest is $102,000,012.
(17) U.S. government securities, 0.13% to 3.13%, 2-15-2024 to 8-31-2029, fair value including accrued interest is $204,000,011.
(18) U.S. government securities, 3.63% to 3.75%, 5-31-2028 to 6-30-2030, fair value including accrued interest is $510,000,073.
(19) U.S. government securities, 0.13% to 6.13%, 9-30-2023 to 2-15-2053, fair value including accrued interest is $2,040,000,016.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Statement of assets and liabilities—July 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$6,535,289,639
Investments in repurchase agreements, at amortized cost	19,072,006,267
Cash	26,874
Receivable for Fund shares sold	5,016,070
Receivable for interest	4,511,073
Prepaid expenses and other assets	761,451
Total assets	25,617,611,374
Liabilities
Payable for investments purchased	544,968,157
Payable for when-issued transactions	245,166,869
Dividends payable	63,539,933
Payable for Fund shares redeemed	4,644,425
Management fee payable	2,343,598
Administration fees payable	1,772,687
Accrued expenses and other liabilities	1,055,314
Total liabilities	863,490,983
Total net assets	$24,754,120,391
Net assets consist of
Paid-in capital	$24,754,236,184
Total distributable loss	(115,793)
Total net assets	$24,754,120,391
Computation of net asset value per share
Net assets–Class A	$1,636,042,067
Shares outstanding–Class A1	1,635,894,738
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$24,773,573
Shares outstanding–Administrator Class[1]	24,771,603
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$15,538,647,413
Shares outstanding–Institutional Class[1]	15,537,328,348
Net asset value per share–Institutional Class	$1.00
Net assets–Select Class	$6,079,863,596
Shares outstanding–Select Class[1]	6,079,453,885
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,474,793,742
Shares outstanding–Service Class[1]	1,474,669,012
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of operations—six months ended July 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$597,884,797
Expenses
Management fee	16,246,720
Administration fees
Class A	1,749,628
Administrator Class	12,494
Institutional Class	5,842,735
Select Class	1,312,023
Service Class	840,374
Shareholder servicing fees
Class A	2,021,231
Administrator Class	12,494
Service Class	1,750,779
Custody and accounting fees	488,032
Professional fees	49,326
Registration fees	264,222
Shareholder report expenses	19,096
Trustees’ fees and expenses	8,880
Other fees and expenses	226,404
Total expenses	30,844,438
Less: Fee waivers and/or expense reimbursements
Fund-level	(96,818)
Class A	(104,750)
Institutional Class	(1,675,207)
Select Class	(1,312,023)
Service Class	(440,942)
Net expenses	27,214,698
Net investment income	570,670,099
Net realized gains on investments	89,071
Net increase in net assets resulting from operations	$570,759,170
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2023 (unaudited)		Year ended January 31, 2023
Operations
Net investment income		$570,670,099		$383,755,971
Net realized gains on investments		89,071		65,128
Net increase in net assets resulting from operations		570,759,170		383,821,099
Distributions to shareholders from
Net investment income and net realized gains
Class A		(35,028,803)		(25,565,870)
Administrator Class		(571,380)		(440,511)
Institutional Class		(346,094,546)		(254,685,515)
Select Class		(157,494,110)		(79,109,378)
Service Class		(31,473,361)		(23,980,373)
Total distributions to shareholders		(570,662,200)		(383,781,647)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,573,963,489	10,573,963,489	17,653,453,173	17,653,453,173
Administrator Class	43,843,976	43,843,976	67,085,431	67,085,431
Institutional Class	43,666,456,879	43,666,456,879	77,346,516,193	77,346,516,193
Select Class	44,664,402,182	44,664,402,182	118,255,756,477	118,255,756,477
Service Class	7,746,116,927	7,746,116,927	15,792,269,840	15,792,269,840
		106,694,783,453		229,115,081,114
Reinvestment of distributions
Class A	8,014,035	8,014,035	7,430,854	7,430,854
Administrator Class	563,482	563,482	440,411	440,411
Institutional Class	103,927,952	103,927,952	72,488,135	72,488,135
Select Class	112,147,400	112,147,400	48,607,896	48,607,896
Service Class	10,336,810	10,336,810	5,927,465	5,927,465
		234,989,679		134,894,761
Payment for shares redeemed
Class A	(10,415,661,380)	(10,415,661,380)	(18,612,631,923)	(18,612,631,923)
Administrator Class	(46,403,600)	(46,403,600)	(158,305,822)	(158,305,822)
Institutional Class	(41,703,867,040)	(41,703,867,040)	(78,931,733,518)	(78,931,733,518)
Select Class	(44,262,062,450)	(44,262,062,450)	(117,099,644,309)	(117,099,644,309)
Service Class	(7,697,350,884)	(7,697,350,884)	(15,789,038,356)	(15,789,038,356)
		(104,125,345,354)		(230,591,353,928)
Net increase (decrease) in net assets resulting from capital share transactions		2,804,427,778		(1,341,378,053)
Total increase (decrease) in net assets		2,804,524,748		(1,341,338,601)
Net assets
Beginning of period		21,949,595,643		23,290,934,244
End of period		$24,754,120,391		$21,949,595,643
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.17%	1.51%	0.01%	0.12%	1.56%	1.37%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.62%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.60%	0.50%*	0.06%*	0.25%*	0.60%	0.60%
Net investment income	4.33%	1.33%	0.01%	0.11%	1.53%	1.36%
Supplemental data
Net assets, end of period (000s omitted)	$1,636,042	$1,469,727	$2,421,542	$1,537,192	$1,379,059	$1,202,749

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.35%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.30%	1.71%	0.01%	0.16%	1.83%	1.63%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.34%	0.34%	0.34%	0.35%
Net expenses	0.34%	0.26%*	0.06%*	0.24%*	0.34%	0.35%
Net investment income	4.57%	1.10%	0.01%	0.16%	1.84%	1.48%
Supplemental data
Net assets, end of period (000s omitted)	$24,774	$26,770	$117,556	$143,745	$137,102	$101,340

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%
Year ended January 31, 2021	0.10%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.37%	1.84%	0.01%	0.21%	1.97%	1.78%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.19%*	0.06%*	0.18%*	0.20%	0.20%
Net investment income	4.74%	1.84%	0.01%	0.16%	1.95%	1.77%
Supplemental data
Net assets, end of period (000s omitted)	$15,538,647	$13,471,949	$14,984,670	$15,879,274	$11,295,226	$12,466,864

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Select Class		2023	2022	2021	2020[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.40%	1.89%	0.01%	0.24%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.19%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.06%[4]	0.14%	0.14%
Net investment income	4.80%	1.87%	0.01%	0.09%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$6,079,864	$5,565,461	$4,360,652	$3,118,274	$691,825

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020.
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2023 (unaudited)	Year ended January 31
Service Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.02)	(0.02)	(0.00)[1]	(0.00)[1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.24%	1.62%	0.01%	0.14%	1.72%	1.53%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.45%	0.40%*	0.06%*	0.23%*	0.45%	0.45%
Net investment income	4.49%	1.60%	0.01%	0.12%	1.71%	1.51%
Supplemental data
Net assets, end of period (000s omitted)	$1,474,794	$1,415,688	$1,406,514	$1,416,203	$1,168,901	$1,431,420

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%
Year ended January 31, 2021	0.22%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually.  Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles.  Dividend sources are estimated at the time of declaration.  The tax character of distributions is determined as of the Fund’s fiscal year end.  Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
20 | Government Money Market Funds

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$19,072,006,267	$0	$19,072,006,267
U.S. Treasury securities	0	6,535,289,639	0	6,535,289,639
Total assets	$0	$25,607,295,906	$0	$25,607,295,906
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Government Money Market Funds | 21

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2023, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Prior to June 30, 2023, the class-level administration fee for Class A was 0.22% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2024 (May 31, 2025 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.45
Prior to June 30, 2023, the Fund’s expenses were contractually capped at 0.60% for Class A shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates  of the Fund.
22 | Government Money Market Funds

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2023.
5.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Government Money Market Funds | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

24 | Government Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Government Money Market Funds | 25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26 | Government Money Market Funds

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Government Money Market Funds | 27

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Government Money Market Funds

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and the Fund’s derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review except the three-year period, which was equal to the average investment performance of the Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for each share class, except the Select Class, which was in range of the sum of these average rates for the Fund’s expense. The Board noted that Allspring Funds Management had agreed to reduce the net operating expense cap for the Fund’s Class A shares. The Board received information concerning, and discussed factors contributing to, the higher than average fees for the Fund relative to the peer group. The Board took note of the explanations for the relatively higher fees, including that voluntary fee waivers enacted by money fund sponsors to support net yield floors have resulted in significantly lower peer group medians.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes except Class A, which was higher than the sum of these average rates for the Fund’s expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Government Money Market Funds | 29

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Government Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-08092023-ncaoicqs 09-23
SAR0453 07-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	September 26, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	September 26, 2023